[Cover]

APRIL 30, 1999 (UNAUDITED)

Chase Vista Fixed
Income Funds

SEMI-ANNUAL REPORT

CHASE VISTA
U.S. TREASURY
INCOME FUND

CHASE VISTA
U.S. GOVERNMENT
SECURITIES FUND

CHASE VISTA
BOND FUND

CHASE VISTA
SHORT-TERM
BOND FUND

CHASE VISTA
STRATEGIC
INCOME FUND

[CHASE VISTA FUNDS(SM) LOGO]

SABD-3-699

[Highlights Page/Front Inside Cover]

                                   Highlights

o The U.S. economy grew at a stronger-than-expected annual rate of 6% in the fourth quarter of 1998 and 4.5% in the first quarter of 1999.

o The yield on the 30-year U.S. Treasury bond rose from 5.15% on November 1, 1998 to 5.66% on April 30, 1999.

o On a relative basis, the spread sectors recovered strongly from their October lows and outperformed U.S. Treasury securities significantly during the reporting period. The spread sectors include corporate, mortgage-backed, asset-backed and commercial mortgage-backed securities.

--------------------------------------------------------------------------------
                                    CONTENTS
--------------------------------------------------------------------------------

Chairman's Letter                                  3

Chase Vista U.S. Treasury Income Fund
  Fund Commentary o Portfolio of Investments       4

Chase Vista U.S. Government Securities Fund
  Fund Commentary o Portfolio of Investments      11

Chase Vista Bond Fund
  Fund Commentary o Portfolio of Investments      18

Chase Vista Short-Term Bond Fund
  Fund Commentary o Portfolio of Investments      29

Chase Vista Strategic Income Fund
  Fund Commentary o Portfolio of Investments      37

Financial Statements                              47

Notes to Financial Statements                     52

Financial Highlights                              61

--------------------------------------------------------------------------------
  INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN THE MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                                Chase Vista Funds
                                Chairman's Letter

                                                                    June 1, 1999

Dear Shareholder:

We are pleased to present this semi-annual report for the following Chase Vista Fixed Income Funds for the period ended April 30, 1999:

o  U.S. Treasury Income Fund           o  Short-Term Bond Fund
o  U.S. Government Securities Fund     o  Strategic Income Fund
o  Bond Fund

Sizzling Growth, Little Inflation: Strong U.S. Economic Performance Continues

As economists look back at the 1990s, the sterling performance of the U.S. economy is sure to be among the highlights of the decade. Not only did the economy enter its ninth year of expansion during the reporting period, but the annual rate of growth accelerated sharply to a sizzling 6% in the fourth quarter of 1998 before cooling slightly to a still-impressive 4.5% in the first quarter of 1999.

Despite the fast pace of growth, the Federal Reserve Board maintained a neutral policy after reducing the Federal Funds rate by .25% on November 11, 1998, the third of three similar cuts that began in September. Such an accommodative stance in the face of a surging economy was prompted by ongoing concerns about the fragile state of the global economy, and was further supported by a continuing absence of domestic inflationary pressures.

The Markets React to Growth: Longer-Term Interest Rates Rise

While the Fed held monetary policy steady, the bond markets reacted to the growth by pushing interest rates higher (and bond prices lower) over the reporting period. The rate on the benchmark 30-year U.S. Treasury bond rose from 5.15% on October 31, 1998 to 5.66% on April 30, 1999, with most of the increase occurring in February and March of this year.

Also behind the sell off in longer-term Treasuries as the period progressed were signs that the global economy had bottomed out and begun to recover. With fears of a global meltdown subsiding, the "flight to quality" by global investors seeking a safe haven in the world's safest securities reversed and investors were once again willing to assume the additional risks of corporate securities, leading Treasuries to underperform most other types of bonds on a relative basis.

Your portfolio management team rose to the occasion of this challenging environment, working diligently to protect your investment and provide you with competitive levels of current income. While it's impossible to predict what the markets will do, you can surely expect that all of us at Chase Vista will continue to do our best to deliver solid investments and help you reach your financial goals. We appreciate your continued trust and support.

Sincerely,

/s/ Fergus Reid
---------------
Fergus Reid
Chairman

                      Chase Vista U.S. Treasury Income Fund

                              as of April 30, 1999
                                   (unaudited)

Fund Facts

                        Objective     Income

              Primary investments     High-quality U.S. Treasury Bonds

  Suggested investment time frame     Mid- to Long-Term

                 Market benchmark     Lehman Treasury Bond Index

            Lipper Funds category     General U.S. Government Funds
                                      Average

                                      Class A           Class B
                                      -------           -------

                   Inception date     9/8/87            11/4/93

                 Newspaper symbol     USTreas           Not listed

                       Net assets     $77.8 Million     $17.5 Million

                 Average maturity     8.2 years         8.2 years

                 Average duration     5.0 years         5.0 years

                  Average quality     AAA               AAA

Average Maturity/Quality

[Maturity/Quality Grid]

+---------+---------+---------+
|         |    X    |         | High
+---------+---------+---------+
|         |         |         | Med.
+---------+---------+---------+
|         |         |         | Low
+---------+---------+---------+
   Short     Int.      Long

                      Chase Vista U.S. Treasury Income Fund

                              as of April 30, 1999
                                   (unaudited)

How the Fund Performed

Chase Vista U.S. Treasury Income Fund, which seeks to provide income through a portfolio of high-quality U.S. Treasury bonds, had a total return of -1.76% (Class A shares, without sales charge) for the six months ended April 30, 1999.

How the Fund Was Managed

Since bond prices and interest rates generally move in opposite directions, the rising interest rate environment of the reporting period proved challenging for all fixed income fund managers. However, by actively managing your portfolio's yield curve structure and duration, the management team was able to reduce much of the effect of lower prices.

After taking advantage of the end of the rally in Treasuries as the period opened, the management team correctly anticipated the onset of the higher rate environment by reducing duration from a significantly-long to only a slightly-long stance. However, even the slightly-long duration hurt performance in February as rates rose by over .50% in one month. Also affecting the Fund's performance in late 1998 was its yield curve positioning, as the bulleted bias towards five- to ten-year securities proved detrimental in November and neutral in December. The management team continued reducing duration in the final two months of the reporting period and was therefore able to perform in line with its benchmark in March and April.

Where the Fund May Be Headed

After the period ended, the Federal Reserve Board adopted a tightening bias, meaning that it will be inclined to raise interest rates should the economy fail to moderate as expected, especially if what are now early signs of a slight pick up in inflation prove sustainable. However, we continue to expect the economy to slow later in 1999, partially due to the effects of the higher long-term interest rates. Therefore, we're maintaining a neutral yet opportunistic stance and will take advantage of market overreactions by extending durations as we move further into the second quarter.

                      Chase Vista U.S. Treasury Income Fund

                              as of April 30, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[Pie Chart Data]

Investments         (97.72%)
Cash/Other           (2.28%)

What the Fund Invested In
Percentage of Total Portfolio Investments

[Pie Chart Data]

U.S. Treasury Securities                     (88.7%)
Residential Mortgage Backed Securities       (10.3%)
Cash Equivalents & Short-Term Paper           (1.0%)

                      Chase Vista U.S. Treasury Income Fund

                              as of April 30, 1999
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                   1 Year            5 Years            10 Years
                                   ------            -------            --------
 Class A Shares
  Without Sales Charge             5.60%             6.53%               7.84%
  With Sales Charge*               0.85%             5.55%               7.35%

 Class B Shares
  Without CDSC                     4.68%             5.72%               7.41%
  With CDSC**                     -0.27%             5.40%               7.41%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the ten year period.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for Class B Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares.

                      Chase Vista U.S. Treasury Income Fund

                              as of April 30, 1999
                                   (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista U.S. Treasury Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[Begin Line Chart]

           Chase Vista        Lehman       Lipper General
          U.S. Treasury   Treasury Bond   U.S. Govt. Funds
           Income Fund        Index             Avg.
1989          9550           10000            10000
1990         10324.5         10838.5          10729.2
1991         11866.9         12417.9          12230.6
1992         13002.5         13701.8          13417.7
1993         14729.6         15665.6          15139.5
1994         14811.2         15835.6          15143.5
1995         15600.2         16863.9          15940.7
1996         16692.3         18274.4          17084.4
1997         17567.3         19439            18058.2
1998         19238.8         21594.9          19913.1
1999         20316.9         23002.3          20919.6

[End Line Chart]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of Chase Vista U.S. Treasury Income Fund, the Lipper General U.S. Government Funds Average and the Lehman Treasury Bond Index from April 30, 1989 to April 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper General U.S. Government Funds Average represents the average performance of a universe of 187 actively managed U.S. government income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Treasury Bond Index is a replica (or model) of the U.S. government treasury securities market. This index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

Chase Vista U.S. Treasury Income Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                Value
-----------------------------------------------------------
Long-Term Investments--97.3%
-----------------------------------------------------------
           U.S. Treasury Securities--87.2%
           --------------------------------
            U.S. Treasury Notes and Bonds, @
$   500      4.75%, 11/15/08                     $   477
  2,000      5.25%, 02/15/29                       1,878
  3,200      5.63%, 05/15/08                       3,248
  4,000      6.25%, 02/28/02                       4,111
  5,000      6.38%, 08/15/27                       5,340
  7,000      6.50%, 05/31/02                       7,254
  2,000      7.50%, 02/15/05                       2,213
  6,000      7.75%, 01/31/00                       6,125
 11,400      7.88%, 08/15/01                      12,066
 10,200      8.50%, 02/15/20                      13,311
 13,200      9.13%, 05/15/99                      13,216
 11,900     10.75%, 08/15/05                      13,890
                                                 -------
           Total U.S. Treasury Securities         83,129
                                                 -------
           (Cost $85,408)

           Residential Mortgage Backed Pass-Thru
           Security--10.1%
           ---------------
  9,969     Government National Mortgage
             Association, Pool 780958, 6.00%,
             01/15/29                              9,654
           (Cost $9,625)
-----------------------------------------------------------
           Total Long-Term Investments            92,783
           (Cost $95,033)
-----------------------------------------------------------
Short-Term Investments--0.9%
-----------------------------------------------------------
           U.S. Government Agency Obligations--0.7%
           ----------------------------------------
    629     Federal Home Loan Bank, Discount
             Note, @ 4.90%, 05/03/99                 629
                                                 -------
           (Cost $629)

           U.S. Treasury Securities--0.2%
           ------------------------------
            U.S. Treasury Bill,
    100      4.53%, 09/16/99                          98
    150      4.56%, 08/26/99                         148
                                                 -------
           Total U.S. Treasury Securities            246
           (Cost $246)
-----------------------------------------------------------

                       See notes to financial statements.

Chase Vista U.S. Treasury Income Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                         Value
---------------------------------------------------
Short-Term Investments--(continued)
---------------------------------------------------
           Total Short-Term Investments   $   875
           (Cost $875)
---------------------------------------------------
           Total Investments -- 98.2%     $93,658
           (Cost $95,908)
---------------------------------------------------

Long Futures Outstanding

   Number                                       Original     Notional       Unrealized
     of                          Expiration     Notional     Value at      Appreciation
 Contracts      Description         Date          Value       4/30/99     (Depreciation)
----------------------------------------------------------------------------------------
 22         U.S. 5 Year
            Treasury Note,
            8.00%,              June 1999       $ 2,445      $ 2,444          $ (1)
110         U.S. 10 Year
            Treasury Note,
            8.00%,              June 1999        12,645       12,616           (29)
                                                                              ----
                                                                              $(30)
                                                                              ----

Index
@ -- All or a portion of this security is segregated.

                       See notes to financial statements.

                   Chase Vista U.S. Government Securities Fund

                              as of April 30, 1999
                                   (unaudited)

Fund Facts

                        Objective     Income

              Primary investments     High-quality U.S. Government,
                                      Agency and Corporate Bonds

  Suggested investment time frame     Mid- to Long-Term

                 Market benchmark     Lehman Government Bond Index

            Lipper Funds category     U.S. Government Funds Average

                                      Class A          Class I
                                      -------          -------

                   Inception date     5/6/96           2/19/93

                 Newspaper symbol     Not listed       US Govt

                       Net assets     $3.3 Million     $54.3 Million

                 Average maturity     8.4 years        8.4 years

                 Average duration     5.1 years        5.1 years

                  Average quality     AAA              AAA

Average Maturity/Quality

[Maturity/Quality Grid]

+---------+---------+---------+
|         |    X    |         | High
+---------+---------+---------+
|         |         |         | Med.
+---------+---------+---------+
|         |         |         | Low
+---------+---------+---------+
   Short     Int.      Long

                   Chase Vista U.S. Government Securities Fund

                              as of April 30, 1999
                                   (unaudited)

How the Fund Performed

Chase Vista U.S. Government Securities Fund, which seeks income by investing in securities backed by the U.S. government and respective agencies, had a total return of -1.11% (Class A shares, without sales charge) for the six months ended April 30, 1999.

How the Fund Was Managed

Since bond prices and interest rates generally move in opposite directions, the rising interest rate environment of the reporting period proved challenging for all fixed income fund managers. However, by actively managing your portfolio's duration, security selections and sector allocations, the management team was able to reduce the effect of lower prices while maximizing the Fund's return.

After taking advantage of the end of the rally in Treasuries as the period opened, the management team correctly anticipated the onset of the higher rate environment by reducing duration and moving back into mortgage-backed securities. By the end of 1998 the fund was overweight mortgage-backed securities and had only a slightly-long duration.

Starting in January, therefore, the Fund benefited from the management team's efforts as mortgage-backed securities in general, and the current coupon mortgages the team favored in particular, did well. However, after benefiting from the slightly-long duration in January, the Fund underperformed in February as interest rates on longer-term securities rose sharply. The management team reduced duration almost to neutral by March, and since a lower duration/ mortgage-backed securities bias is advantageous in a range-bound to slightly rising interest rates scenario, the Fund ended the reporting period overweight in mortgage-backed securities and underweight in Treasuries.

Where the Fund May Be Headed

After the period ended, the Federal Reserve Board adopted a tightening bias, meaning that it will be inclined to raise interest rates should the economy fail to moderate as expected, especially if what are now early signs of a slight pick up in inflation prove sustainable. However, we continue to expect the economy to slow later in 1999, partially due to the effects of the higher long-term interest rates. Therefore, we're maintaining a neutral yet opportunistic stance and will take advantage of market overreactions by extending durations as we move further into the second quarter.

                  Chase Vista U.S. Government Securities Fund

                              as of April 30, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[Pie Chart Data]

Investments    (98.81%)
Cash Other      (1.91%)

What the Fund Invested In
Percentage of Total Portfolio Investments

[Pie Chart Data]

U.S Treasury Securities                      (48.7%)
Residential Mortgage Backed Securities       (38.5%)
U.S. Government Agency                       (12.1%)
Cash Equivalents & Short-Term Paper           (0.7%)

                   Chase Vista U.S. Government Securities Fund

                              as of April 30, 1999
                                   (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                                                      Since
                                                                    Inception
                                  1 Year            5 Years         (2/19/93)
                                  ------            -------         ---------
 Class A Shares
  Without Sales Charge            5.80%             6.60%              5.70%
  With Sales Charge*              1.04%             5.62%              4.92%

 Class I Shares                   6.00%             6.74%              5.82%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. the voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A Shares is 4.50%.

+ The Fund commenced operations on 2/19/93. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A Shares.

                   Chase Vista U.S. Government Securities Fund

                              as of April 30, 1999
                                   (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista U.S. Government Securities Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

U.S. Government Securities Fund

[Begin Line Chart]
                   Chase Vista       Lehman           Lipper
                  U.S. Govermment  Government    U.S. Government
                  Securities Fund  Bond Index       Funds Avg.
Feb 1993            10000           10000            10000
Apr 1993            10100.9         10110.2          10092.2
1994                10168.3         10221.1          10132.5
1995                10680.5         10886.9          10665.8
1996                11465           11794            11431.1
1997                12172.2         12558.1          12082.7
1998                13292.6         13945.6          13323.8
1999                14089.6         14749.1          13997.2
[End Line Chart]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista U.S. Government Securities Fund, the Lipper General U.S. Government Funds Average, and the Lehman Government Bond Index from February 19, 1993 to April 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the average and the indexes do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The Fund commenced operations on 2/19/93. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A Shares. Additionally, annualized figures have been restated to reflect the initial 4.50% sales charge that applies to the Fund's Class A shares. Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper General U.S. Government Funds Average represents the average performance of a universe of 187 actively managed U.S. government income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Government Bond Index is composed of the Treasury Bond Index and the Agency Bond Index and includes U.S. Treasury and agency bond issues. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

Chase Vista U.S. Government Securities Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)

  Principal
   Amount    Issuer                                 Value
--------------------------------------------------------------
Long-Term Investments--98.7%
--------------------------------------------------------------
             U.S. Treasury Securities--48.4%
             -------------------------------
              U.S. Treasury Notes and Bonds,
   $3,000      4.63%, 11/30/00                      $ 2,980
    3,000      5.63%, 05/15/08                        3,045
    1,300      5.75%, 10/31/00                        1,313
    3,000      5.88%, 09/30/02                        3,062
    1,500      6.38%, 03/31/01                        1,534
    5,000      6.50%, 10/15/06                        5,330
    4,000      6.50%, 11/15/26                        4,329
    5,000      8.13%, 08/15/19                        6,286
                                                    -------
             Total U.S. Treasury Securities          27,879
                                                    -------
             (Cost $28,620)

             U.S. Government Agency Obligations--12.0%
             -----------------------------------------
              Federal National Mortgage Association,
    3,000      4.75%, 11/14/03                        2,891
    2,000      5.75%, 04/15/03                        2,013
    2,000      6.00%, 05/15/08                        2,018
                                                    -------
             Total U.S. Government
             Agency Obligations                       6,922
                                                    -------
             (Cost $7,118)

             Residential Mortgage Backed Securities--38.3%
             ---------------------------------------------
             Mortgage Pass-Thru Securities--21.4%
              Federal National Mortgage Association,
    3,992      Pool 252339, 6.00%, 03/01/29           3,869
    8,335      Pool 323633, 7.00%, 03/01/29           8,444
                                                    -------
                                                     12,313
                                                    -------
             Collateralized Mortgage Obligations--16.9%
              Federal Home Loan Mortgage Corp.,
    4,000      Gold Pool N98213,
                5.50%, 02/01/06                       3,928
    1,900      Ser. 2117, Class PA,
                6.00%, 03/15/06                       1,908
    2,000      Ser. 2124, Class GD,
                5.50%, 05/15/11                       1,950

                       See notes to financial statements.

Chase Vista U.S. Government Securities Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

  Principal
   Amount    Issuer                             Value
---------------------------------------------------------
Long-Term Investments--(continued)
---------------------------------------------------------
   $2,000    Federal National Mortgage
              Association, Ser. 1999-17, Class
              PC, 6.00%, 12/25/22               $ 1,979
                                                -------
                                                  9,765
                                                -------
             Total Residential Mortgage
             Backed Securities                   22,078
             (Cost $22,128)
---------------------------------------------------------
             Total Long-Term Investments         56,879
             (Cost $57,866)
---------------------------------------------------------
Short-Term Investments--0.7%
---------------------------------------------------------
             Repurchase Agreement--0.7%
             --------------------------
      421     Greenwich Capital Markets, Inc.,
               4.93%, due 5/3/99, (dated
               4/30/99, Proceeds $421, Secured
               by: FNMA, $460, 5.50%, due
               12/01/28, Market Value $432.)        421
             (Cost $421)
---------------------------------------------------------
             Total Investments -- 99.4%
             (Cost $58,287)                     $57,300
---------------------------------------------------------

Index

FNMA--Federal National Mortgage Association.

                       See notes to financial statements.

                              Chase Vista Bond Fund

                              as of April 30, 1999
                                   (unaudited)

Fund Facts

                       Objective     Income

             Primary investments     High-quality Government, Agency,
                                     Asset-Backed and Corporate Bonds

 Suggested investment time frame     Mid- to Long-Term

                Market benchmark     Lehman Aggregate Bond Index

           Lipper Funds category     Corporate Debt A-Rated Funds Average

                                     Class A         Class B        Class I
                                     -------         -------        -------

                  Inception date     5/6/96          5/6/96         11/30/90

                Newspaper symbol     Bond            Not listed     Bond

                      Net assets     $38.7 Million   $4.8 Million   $22.3 Million

                Average maturity     8.2 years       8.2 years      8.2 years

                Average duration     4.9 years       4.9 years      4.9 years

                 Average quality     AAA             AAA            AAA

Average Maturity/Quality

[Maturity/Quality Grid]

+---------+---------+---------+
|         |    X    |         | High
+---------+---------+---------+
|         |         |         | Med.
+---------+---------+---------+
|         |         |         | Low
+---------+---------+---------+
   Short     Int.      Long

                              Chase Vista Bond Fund

                              as of April 30, 1999
                                  (unaudited)

How the Fund Performed

Chase Vista Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade Treasury, corporate, mortgage-backed and asset-backed securities, had a total return of -0.11% (Class A Shares, without sales charge) for the six months ended April 30, 1999.

How the Fund Was Managed

Since bond prices and interest rates generally move in opposite directions, the rising interest rate environment of the reporting period proved challenging for all fixed income fund managers. However, by actively managing your portfolio's duration, sector allocations and security selections, the management team was able to reduce the effect of lower prices while maximizing the Fund's return.

After taking advantage of the end of the rally in Treasuries as the period opened, the management team correctly anticipated the onset of the higher rate environment by reducing duration to only a slightly long stance and moving back into the "spread" sectors, which include corporates, mortgage-backed and asset-backed securities. While performance across the spread sectors was mixed, the strategy proved to be the right one as first high quality corporates and mortgage-- backed securities, and later lower quality securities including Yankees, asset-backed and commercial mortgage-backed (structured) securities, came back from their October 1998 lows and outperformed Treasuries on a relative basis.

By the end of 1998, the Fund had only a slightly-long duration and was overweight in mortgage-backed and structured securities, neutral corporates and underweight Treasuries. Starting in January 1999, the Fund began to move more aggressively into lower-quality corporates due to the strong economy and the return of liquidity to the markets. It also benefited in the first quarter from its holdings in asset- and commercial mortgage-backed securities as these were the last to recover from 1998's difficult spread sector market conditions.

As 1999 progressed and interest rates continued to rise, the management team continued to reduce the Fund's duration down to neutral. Since a lower duration/ spread sector bias is advantageous in a range-bound to slightly rising interest rates scenario, the Fund ended the reporting period with an almost neutral duration and a continued overweight in the spread sectors.

Where the Fund May Be Headed

After the period ended, the Federal Reserve Board adopted a tightening bias, meaning that it will be inclined to raise interest rates should the economy fail to moderate as expected, especially if what are now early signs of a slight pick up in inflation prove sustainable. However, we continue to expect the economy to slow later in 1999, partially due to the effects of the higher long-term interest rates. Therefore, we're maintaining a neutral yet opportunistic stance and will take advantage of market overreactions by extending durations as we move further into the second quarter.

                              Chase Vista Bond Fund

                              as of April 30, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[Pie Chart Data]

Investments    (96.00%)
Cash/Other      (4.00%)

What the Fund Invested In
Percentage of Total Portfolio Investments

[Pie Chart Data]

Residential Mortgage Backed Securities       (34.9%)
Corporate Notes & Bonds                      (23.8%)
U.S. Treasury Securities                     (21.5%)
Commercial Mortgage Backed Securities         (8.0%)
Asset Backed Securities                       (6.0%)
Cash Equivalents & Short-Term Paper           (4.1%)
U.S. Government Agency Obligations            (1.7%)

                              Chase Vista Bond Fund

                              as of April 30, 1999
                                   (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                                                      Since
                                                                    Inception
                                  1 Year            5 Years        (11/30/90)
                                  ------            -------        ----------
 Class A Shares
  Without Sales Charge             5.18%            7.44%             7.94%
  With Sales Charge*               0.44%            6.46%             7.35%

 Class B Shares
  Without CDSC                     4.51%            7.10%             7.73%
  With CDSC**                     -0.42%            6.80%             7.73%

 Class I Shares                    5.44%            7.71%             8.10%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the period since inception.

+ The Fund commenced operations on 11/30/90. Class A and B Shares were introduced on 5/6/96. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and B Shares.

                              Chase Vista Bond Fund

                              as of April 30, 1999
                                   (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Bond Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[Begin Line Chart]
                            Lipper
            Lehman         Corporate
           Aggregate      Debt A-Rated   Chase Vista
           Bond Index     Funds Avg.      Fund Bond
1990         10000          10000          10000
1991         10465.7        10553.6        10575.6
1992         11544.9        11714.6        11742.6
1993         13133.8        13269.4        13443
1994         13281          13424.9        13556.2
1995         14155          14408.1        14363.6
1996         15328.4        15652.1        15493.2
1997         16388.9        16760.9        16490.5
1998         18249.4        18588.9        18226.5
1999         19242.8        19753.8        19093.5
[End Line Chart]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Bond Fund, the Lipper Corporate Debt A-Rated Funds Average and the Lehman Aggregate Bond Index from November 30, 1990 to April 30, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the averages and the index do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The Fund commenced operations on 11/30/90. Class A and B Shares were introduced on 5/6/96. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and B Shares. Additionally, annualized figures have been restated to reflect the maximum 4.50% front-end sales charge (A shares) and 5% contingent deferred sales charge (B Shares). Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper A-Rated Funds Average represents the average performance of a universe of 149 actively managed corporate debt A-rated or better funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

Chase Vista Bond Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)

  Principal
   Amount    Issuer                              Value
-----------------------------------------------------------
Long-Term Investments--94.0%
-----------------------------------------------------------
             U.S. Treasury Securities--21.0%
             -------------------------------
              U.S. Treasury Notes and Bonds, @
   $1,550      4.25%, 11/15/03                   $ 1,489
    2,000      5.00%, 02/28/01                     1,997
    4,500      5.25%, 08/15/03                     4,498
    1,200      6.88%, 08/15/25                     1,354
    3,600      8.13%, 08/15/19                     4,526
                                                 -------
             Total U.S. Treasury Securities       13,864
                                                 -------
             (Cost $14,025)

             U.S. Government Agency Obligations--1.6%
             ----------------------------------------
    1,100     Federal Home Loan Bank, @, 5.13%,
               09/15/03                            1,080
                                                 -------
             (Cost $1,098)

             Corporate Notes and Bonds--23.5%
             --------------------------------
             Automotive--1.1%
      700     General Motors Acceptance Corp., @,
               5.50%, 01/14/02                       694
                                                 -------
             Banking--4.9%
      500     Key Bank of Washington, @, 7.13%,
               08/15/06                              522
      650     Korea Development Bank (South
               Korea), @, 7.13%, 09/17/01            652
      675     Providian National Bank, 6.75%,
               03/15/02                              683
      750     Sovereign Bancorp, Inc., @, 6.63%,
               03/15/01                              752
      675     US Bank NA, @, 5.70%, 12/15/08         642
                                                 -------
                                                   3,251
                                                 -------
             Business Services--1.1%
      750     Comdisco Inc., 5.95%, 04/30/02         747
                                                 -------
             Consumer Products--0.5%
      300     Philip Morris Companies Inc., @,
               7.00%, 07/15/05                       308
                                                 -------

                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                 Value
-----------------------------------------------------------
Long-Term Investments--(continued)
-----------------------------------------------------------
           Diversified--1.5%
            Tyco International Group, SA
             (Luxemburg), #, @,
 $  500      5.88%, 11/01/04                      $   495
    500      6.88%, 01/15/29                          487
                                                  -------
                                                      982
                                                  -------
           Entertainment/Leisure--1.5%
    500     Time Warner Inc., @,
             7.75%, 06/15/05                          534
    425     USA Networks, Inc., #, 6.75%,
             11/15/05                                 422
                                                  -------
                                                      956
                                                  -------
           Financial Services--2.3%
    750     Heller Financial Inc., @, 6.00%,
             03/19/04                                 745
    750     Lehman Brothers Holdings Inc., @,
             6.38%, 03/15/01                          753
                                                  -------
                                                    1,498
                                                  -------
           Food/Beverage Products--1.7%
  1,100     Pepsi Bottling Group, Inc., #, @,
             7.00%, 03/01/29                        1,095
                                                  -------
           Industrial Components--1.1%
    750     Conoco Inc., @, 5.90%, 04/15/29           733
                                                  -------
           Insurance--1.8%
    500     Hartford Financial Services Group, @,
             6.38%, 11/01/08                          497
    750     Progressive Corp., 6.63%, 03/01/29        699
                                                  -------
                                                    1,196
                                                  -------
           Retailing--1.5%
    500     Kroger Co., @, 6.38%, 03/01/08            494
    500     Saks, Inc., @, 7.38%, 02/15/19            492
                                                  -------
                                                      986
                                                  -------

                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

  Principal
   Amount    Issuer                               Value
------------------------------------------------------------
Long-Term Investments--(continued)
------------------------------------------------------------
             Telecommunications--2.2%
   $1,000     AT&T Corp., @, 6.00%, 03/15/09      $   977
      500     GTE Northwest Inc., @, 5.55%,
               10/15/08                               475
                                                  -------
                                                    1,452
                                                  -------
             Utilities--2.3%
      500     National Rural Utilities Cooperative
               Finance Corp., @,
               5.50%, 01/15/05                        488
      500     Texas Utilities Electric Co., @,
               6.75%, 03/01/03                        510
      500     United Illuminating Co., 6.00%,
               12/15/03                               490
                                                  -------
                                                    1,488
                                                  -------
             Total Corporate Notes and Bonds       15,386
                                                  -------
             (Cost $15,552)

             Residential Mortgage Backed Securities--34.2%
             ---------------------------------------------
             Mortgage Pass-Thru Securities--30.1%
              Federal Home Loan Mortgage Corp.,
    1,500      Gold Pool N98213, 5.50%,
               02/01/06                             1,473
    1,000      Gold Pool N98214, 5.50%,
               02/01/06                               982
    1,229      TBA, 6.00%, 03/01/29                 1,191
              Federal National Mortgage
               Association,
    3,463      Pool 252093, 6.50%, 11/01/28         3,441
      250      Pool 252435, 6.00%, 04/01/14           248
      483      Pool 303784, 7.00%, 03/01/11           493
    3,922      Pool 323633, 7.00%, 03/01/29         3,974
    2,839      Pool 323645, 7.50%, 04/01/29         2,918
    1,249      Pool 484753, 6.50%, 03/01/29         1,241
    3,000      TBA, 7.00%, 04/01/14                 3,065
      750      TBA, 7.50%, 03/01/29                   771
                                                  -------
                                                   19,797
                                                  -------

                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                  Value
-------------------------------------------------------------
Long-Term Investments--(continued)
-------------------------------------------------------------
           Collateralized Mortgage Obligations--4.1%
 $  750     Federal Home Loan Mortgage Corp.,
             Ser. 2117, Class PA, 6.00%,
             03/15/06                              $   753
  1,000     Federal National Mortgage
             Association, Ser. 1999-17, Class
             PC, @, 6.00%, 12/25/22                    990
  1,000     FFCA Secured Lending Corporation,
             Ser. 1997-1, Class C2, #, @,
             5.68%, 02/18/12                           951
                                                   -------
                                                     2,694
                                                   -------
           Total Residential Mortgage
           Backed Securities                        22,491
                                                    ------
           (Cost $22,552)

           Commercial Mortgage Backed Securities--7.8%
           -------------------------------------------
  1,200     Bear Stearns Commercial Mortgage
             Securities, Ser. 1999-C1, Class A2,
             @, 6.02%, 02/14/09                      1,166
    500     GS Mortgage Securities Corp. II, Ser.
             1997-GL, Class A2D, 6.94%,
             07/13/30                                  514
  1,000     Lehman Home Equity Loan Trust,
             Ser. 1998-2, Class M2, FRN, @,
             5.50%, 04/25/28                           988
    743     Morgan Stanley Capital I, Ser. 1999-
             WF1, Class A1, @, 5.91%,
             04/15/08                                  735
  1,000     Nomura Depositor Trust, Ser. 1998-
             ST1A, Class A3A, FRN, #, @,
             5.48%, 02/15/34                           960
    800     Structured Asset Securities Corp., Ser.
             1998-2, Class M2, FRN, @,
             5.65%, 02/25/28                           797
                                                   -------
           Total Commercial Mortgage
           Backed Securities                         5,160
                                                   -------
           (Cost $5,284)

                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount   Issuer                                Value
----------------------------------------------------------
Long-Term Investments--(continued)
----------------------------------------------------------
           Asset Backed Securities--5.9%
           -----------------------------
 $  500     American Express Credit Account
             Master Trust, Ser. 1997-1, Class A,
             6.40%, 04/15/05                     $   509
  1,250     Carco Auto Loan Master Trust, Ser.
             1991-1, Class A2, @, 5.78%,
             03/15/04                              1,255
    750     Citibank Credit Card Master Trust I,
             Ser. 1997-2, Class A, @, 6.55%,
             02/15/04                                765
    650     Discover Card Master Trust I, Ser.
             1998-2, Class A, 5.80%, 09/16/03        652
    205     Mid-State Trust, Ser. 6, Class A4,
             7.79%, 07/01/35                         200
    500     Nomura CBO, Ltd., Ser. 1997-1,
             Class A2, #, @, 6.67%, 05/15/09         528
                                                 -------
           Total Asset Backed Securities           3,909
           (Cost $3,915)
----------------------------------------------------------
           Total Long-Term Investments            61,890
           (Cost $62,426)
----------------------------------------------------------
Short-Term Investments--4.0%
----------------------------------------------------------
           U.S. Treasury Security--0.1%
           ----------------------------
    100     U.S. Treasury Bill, 4.55%, 06/03/99      100
                                                 -------
           (Cost $100)
            Repurchase Agreement--3.9%
            --------------------------
  2,538     Greenwich Capital Markets, Inc.,
             4.93%, due 5/3/99, (dated
             4/30/99, Proceeds $2,539, Secured
             by: FHLMC, $2,545, 6.50%, due
             04/01/29, Market Value $2,592)        2,538
           (Cost $2,538)
----------------------------------------------------------
           Total Short-Term Investments            2,638
           (Cost $2,638)
----------------------------------------------------------
           Total Investments--98.0%              $64,528
           (Cost $65,064)
----------------------------------------------------------

                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

Long Futures Outstanding
------------------------

   Number                                      Original     Notional       Unrealized
     of                         Expiration     Notional     Value at      Appreciation
 Contracts     Description         Date          Value       4/30/99     (Depreciation)
---------------------------------------------------------------------------------------
20            US Long Bond      June 99        $2,451       $2,404           ($ 47)

Index
#--Security may only be sold to qualified institutional buyers.
@--All or part of this security is segregated.
CBO--Collateralized Bond Obligation.
FFCA--Federal Farm Credit Association.
FHMLC--Federal Home Loan Mortgage Corporation.
FRN--Floating Rate Note: The rate shown is the rate in effect at April 30,1999.
TBA--To be announced.

                       See notes to financial statements.

                        Chase Vista Short-Term Bond Fund

                              as of April 30, 1999
                                   (unaudited)

Fund Facts

                        Objective     Current Income

              Primary investments     Investment-grade fixed-income securities
                                      with maturities of three years or less.

  Suggested investment time frame     Short-Term

                 Market benchmark     Lehman 1-3 Year Government
                                      Bond Index

            Lipper Funds category     Short-Term Investment Grade Debt
                                      Funds Average

                                      Class A           Class I
                                      -------           -------

                   Inception date     5/6/96            11/30/90

                 Newspaper symbol     STBond            ST Bond

                       Net assets     $24.2 Million     $29.6 Million

                 Average maturity     2.0 years         2.0 years

                 Average duration     1.8 years         1.8 years

                  Average quality     AAA               AAA

Average Maturity/Quality

[Maturity/Quality Grid]

+---------+---------+---------+
|    X    |         |         | High
+---------+---------+---------+
|         |         |         | Med.
+---------+---------+---------+
|         |         |         | Low
+---------+---------+---------+
   Short     Int.      Long

                        Chase Vista Short-Term Bond Fund

                              as of April 30, 1999
                                   (unaudited)

How the Fund Performed

Chase Vista Short-Term Bond Fund, which seeks current income by investing in a portfolio of short-term investment grade fixed income securities, had a total return of 1.40% (Class A shares, without sales charge) for the six months ended April 30, 1999.

How the Fund Was Managed

Since bond prices and interest rates generally move in opposite directions, the rising interest rate environment of the reporting period proved challenging for all fixed income fund managers. However, by actively managing your portfolio's duration, sector allocations and security selections, the management team was able to reduce the effect of lower prices while maximizing the Fund's return.

After taking advantage of the end of the rally in Treasuries as the period opened, the management team correctly anticipated the onset of the higher rate environment by reducing duration to only a slightly-long stance and moving back into the "spread" sectors, overweighting especially agency mortgage-backed securities. By the end of 1998, the Fund held significant positions in liquid agency mortgage-backed securities and U.S. agency debentures while remaining only slightly overweight in corporate and asset-backed securities.

Starting in January 1999, the Fund began to move more aggressively into lower-quality corporates due to the strong economy and the return of liquidity to the markets. Within commercial mortgage-backed securities, the emphasis was on liquid names while traditional issues backed by credit cards and auto loans were favored among asset backed securities.

As 1999 progressed and interest rates continued to rise, the management team continued to reduce the Fund's duration down to neutral. Since a lower duration/ spread sector bias is advantageous in a range-bound to slightly rising interest rates scenario, the Fund ended the reporting period with an almost neutral duration and a continued overweight in the spread sectors.

Where the Fund May Be Headed

After the period ended, the Federal Reserve Board adopted a tightening bias, meaning that it will be inclined to raise interest rates should the economy fail to moderate as expected, especially if what are now early signs of a slight pick up in inflation prove sustainable. However, we continue to expect the economy to slow later in 1999, partially due to the effects of the higher long-term interest rates. Therefore, we're maintaining a neutral yet opportunistic stance and will take advantage of market overreactions by extending durations as we move further into the second quarter.

                        Chase Vista Short-Term Bond Fund

                              as of April 30, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[Pie Chart Data]

Investments    (98.74%)
Cash/Other      (1.26%)

What the Fund Invested In
Percentage of Total Portfolio Investments

[Pie Chart Data]

U.S. Treasury Securities                     (29.8%)
Residential Mortgage Backed Securities       (18.0%)
Asset Backed Securities                      (15.2%)
U.S. Government Agency Obligations           (13.1%)
Cash Equivalents & Short-Term Paper           (9.8%)
Corporate Notes & Bonds                       (9.5%)
Commercial Mortgage Backed Securities         (4.6%)

                        Chase Vista Short-Term Bond Fund

                              as of April 30, 1999
                                   (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                                                      Since
                                                                    Inception
                                  1 Year            5 Years        (11/30/90)
                                  ------            -------        ----------
 Class A Shares
  Without Sales Charge            4.72%             5.59%             5.61%
  With Sales Charge*              3.15%             5.27%             5.42%

 Class I Shares                   4.96%             5.82%             5.75%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A shares is 4.50%.

+ The Fund commenced operations on 11/30/90. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the A Shares.

                        Chase Vista Short-Term Bond Fund

                              as of April 30, 1999
                                   (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Short-Term Bond Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[Begin Line Chart]

                      Lipper
        Chase Vista  Short Inv.  Lehman 1-3 Year
        Short-Term   Grade Debt    Government
         Bond Fund   Funds Avg.    Bond Index
1990       10000       10000        10000
1991       10344.4     10446.7      10458.1
1992       11115.3     11418.1      11374.3
1993       11798.6     12340.7      12225.3
1994       12064.2     12544.2      12480.3
1995       12714.9     13256.1      13056.1
1996       13521.9     14164.2      13892.5
1997       14336.1     15032.1      14694.1
1998       15251.9     16101.9      15650.9
1999       16009.2     17154.5      16154.6

[End Line Chart]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Short-Term Bond Fund, the Lipper Short Investment Grade Debt Funds Average and the Lehman 1-3 year Government Bond Index from November 30, 1990 to April 30, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the average and the index do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. The Fund commenced operations on 11/30/90. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the A Shares. Additionally, annualized figures have been restated to reflect the maximum 1.50% front-end sales charge that applies to the Fund's A Shares. Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Short-Term Investment Grade Debt Funds Average represents the average performance of a universe of 97 actively managed short-term investment grade debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman 1-3 Year Government Bond Index is composed of bonds covered by the Government Bond Index with maturities of one to three years. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

Chase Vista Short-Term Bond Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)

  Principal
   Amount    Issuer                              Value
-----------------------------------------------------------
Long-Term Investments--89.8%
-----------------------------------------------------------
             U.S. Treasury Securities--29.7%
             -------------------------------
              U.S. Treasury Notes and Bonds, @
   $4,500      4.50%, 09/30/00                   $ 4,465
    5,250      4.63%, 12/31/00                     5,212
    1,000      5.00%, 02/28/01                       998
    5,250      5.63%, 04/30/00                     5,284
                                                 -------
             Total U.S. Treasury Securities       15,959
                                                 -------
             (Cost $16,016)

             U.S. Government Agency Obligations--13.0%
             -----------------------------------------
              Federal Home Loan Bank, @
    3,000      5.50%, 07/14/00                     3,009
    2,000      Ser. 98, 5.50%, 08/13/01            2,006
    2,000     Federal National Mortgage
               Association, @, 5.88%, 04/23/04     1,991
                                                 -------
             Total U.S. Government Agency
             Obligations                           7,006
                                                 -------
             (Cost $7,057)

             Corporate Notes and Bonds--9.4%
             -------------------------------
             Automotive--1.8%
    1,000     General Motors Acceptance Corp., @,
               5.50%, 01/14/02                       992
                                                 -------
             Banking--4.3%
      550     Korea Development Bank (South
               Korea), @, 7.13%, 09/17/01            552
    1,000     Providian National Bank, 6.75%,
               03/15/02                            1,011
      750     Sovereign Bancorp, Inc., @, 6.63%,
               03/15/01                              752
                                                 -------
                                                   2,315
                                                 -------
             Business Services--1.4%
      750     Comdisco Inc., @, 5.95%, 04/30/02      747
                                                 -------
             Financial Services--1.9%
    1,000     Lehman Brothers Holdings Inc., @,
              6.38%, 03/15/01                      1,004
                                                 -------
             Total Corporate Notes and Bonds       5,058
                                                 -------
             (Cost $5,057)

                       See notes to financial statements.

Chase Vista Short-Term Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

  Principal
   Amount    Issuer                                Value
------------------------------------------------------------
Long-Term Investments--(continued)
------------------------------------------------------------
             Residential Mortgage Backed Securities--18.0%
             ---------------------------------------------
             Mortgage Pass-Thru Securities -- 16.1%
              Federal National Mortgage
               Association,
   $4,250      Pool 323614, 6.50%, 02/01/14        $ 4,284
    4,250      TBA, 7.50%, 03/01/29                  4,368
                                                   -------
                                                     8,652
                                                   -------
             Collateralized Mortgage Obligations--1.9%
    1,000     Federal Home Loan Mortgage Corp.,
               Ser. 2117, Class PA, 6.00%,
               03/15/06                              1,004
                                                   -------
             Total Residential Mortgage
             Backed Securities                       9,656
                                                   -------
             (Cost $9,646)

             Commercial Mortgage Backed Securities--4.6%
             -------------------------------------------
    1,011     Bear Stearns Commercial Mortgage
               Securities, Ser. 1999-C1, Class A1,
               @, 5.91%, 05/14/08                    1,003
      489     Credit Swiss First Boston Mortgage
               Securities Corp. Ser. 1997, 6.65%,
               06/20/03                                489
      991     Morgan Stanley Capital I, Ser. 1999-
               WF1, Class A1, @, 5.91%,
               04/15/08                                980
                                                   -------
             Total Commercial Mortgage
             Backed Securities                       2,472
                                                   -------
             (Cost $2,511)

             Asset Backed Securities--15.1%
             ------------------------------
    1,000     American Express Credit Account
               Master Trust, Ser. 1997-1, Class A,
               6.40%, 04/15/05                       1,019
    1,500     Carco Auto Loan Master Trust, Ser.
               1991-1, Class A2, @, 5.78%,
               03/15/04                              1,506

                       See notes to financial statements.

Chase Vista Short-Term Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

  Principal
   Amount    Issuer                                   Value
---------------------------------------------------------------
Long-Term Investments--(continued)
---------------------------------------------------------------
   $1,500     Citibank Credit Card Master Trust I,
               Ser. 1997-2, Class A, @, 6.55%,
               02/15/04                               $ 1,531
    1,500     Discover Card Master Trust I, Ser.
               1998-2, Class A, 5.80%, 09/16/03         1,504
    1,000     Lehman Home Equity Loan Trust,
               Ser. 1998-2, Class M2, FRN, @,
               5.54%, 04/25/28                            988
    1,600     Structured Asset Securities Corp., Ser.
               1998-2, Class M2, FRN, 5.69%,
               02/25/28                                 1,593
                                                      -------
             Total Asset Backed Securities              8,141
             (Cost $8,210)
---------------------------------------------------------------
             Total Long-Term Investments               48,292
             (Cost $48,497)
---------------------------------------------------------------
Short-Term Investments--9.8%
---------------------------------------------------------------
             Repurchase Agreement--9.8%
             --------------------------
    5,239     Greenwich Capital Markets, Inc.,
               4.93%, due 5/3/99, (dated 4/30/99,
               Proceeds $5,241, Secured by:
               FHLMC, $5,325, 6.50%, due
               03/01/29, Market Value $5,345)           5,239
             (Cost $5,239)
---------------------------------------------------------------
             Total Investments--99.6%                 $53,531
             (Cost $53,736)
---------------------------------------------------------------

Index
@--All or part of this security is segregated.
FRN--Floating Rate Note: The rate shown is the rate in effect at April 30,1999.
FHLMC--Federal Home Loan Mortgage Corporation.
TBA--To be announced.

                       See notes to financial statements.

                        Chase Vista Strategic Income Fund

                              as of April 30, 1999
                                   (unaudited)

Fund Facts

                       Objective     Current income

             Primary investments     Investment grade debt securities and lower rated
                                     high yield securities of U.S. issuers.

 Suggested investment time frame     Short-Term

                                     Class A        Class B        Class C        Class I
                                     -------        -------        -------        -------

                  Inception date     12/1/98        12/1/98        12/1/98        12/1/98

                Newspaper symbol     Not Listed     Not Listed     Not Listed     Not Listed

                      Net assets     $1.1 Million   $1.0 Million   $0.7 Million   $1.0 Million

                        Chase Vista Strategic Income Fund

                              as of April 30, 1999
                                   (unaudited)

How the Fund Performed

Chase Vista Strategic Income Fund became effective on November 30, 1998, and from that date through April 30, 1999 provided shareholders with a total return of 2.38% (Class A shares, without sales charges).

How the Fund Was Managed

Typically, the Fund seeks to invest one-third of its assets in each of the following fixed income sectors: US investment grade bonds (US government and agency securities, corporate securities, mortgage- and asset-backed securities, etc.), US high yield bonds and foreign investment grade and emerging market bonds. At all times, the Fund will be 90% denominated in U.S. dollars.

As the Fund began operations, U.S. high yield and emerging market bonds were trading at attractive levels relative to U.S. Treasury bonds. Specifically, the interest rate "spreads" between these non-investment grade bonds and U.S. Treasuries were historically high, in large part due to the continuing effects of financial turmoil in emerging markets that began with the Asian crisis in 1997. An additional factor was general concern about the state of the global economy.

Expecting that these interest rate spreads would narrow and cause U.S. high yield and emerging market bonds to outperform, the management team decided to overweight these sectors, a move that proved supportive of relative performance as spreads indeed narrowed.

Where the Fund May Be Headed

As spreads returned to more normal levels after the reporting period ended, the management team reduced the overweight and divided its assets more equally between the three major sectors. The management team believes that significant opportunity exists within each of the three major sectors, and intends to remain broadly diversified while taking advantage of specific situations in global fixed income markets.

                        Chase Vista Strategic Income Fund

                              as of April 30, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[Pie Chart Data]

Investments    (89.65%)
Cash/Other     (10.35%)

What the Fund Invested In
Percentage of Total Portfolio Investments

[Pie Chart Data]

Corporate Notes & Bonds                      (56.5%)
Foreign Government Securities                (13.9%)
U.S. Treasury Securities                     (12.2%)
Residential Mortgage Backed Securities        (8.6%)
Cash Equivalents & Short-Term Paper           (6.7%)
Asset Backed Securities                       (1.4%)
Commercial Mortgage Backed Securities         (0.7%)

                        Chase Vista Strategic Income Fund

                              as of April 30, 1999
                                   (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                                          Since
                                                        Inception
                                                        (12/1/98)
                                                        ---------
 Class A Shares
  Without Sales Charge                                     2.38
  With Sales Charge*                                      -2.23

 Class B Shares
  Without CDSC                                             2.28
  With CDSC**                                             -2.68

 Class C Shares
  Without CDSC                                             2.28
  With CDSC***                                             1.28

 Class I Shares                                            2.42

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the ten year period.

*** Assumes 1% CDSC for the period since inception.

+ The Fund commenced operations on 12/1/98. Class A, B, C and I Shares were introduced on 12/1/98. The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

Chase Vista Strategic Income Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)

 Principal
  Amount                                          Value
   (USD)   Issuer                                 (USD)
-----------------------------------------------------------
Long-Term Investments-- 88.2%
-----------------------------------------------------------
           U.S. Treasury Securities--11.5%
           -------------------------------
            U.S. Treasury Notes and Bonds,
    $ 70     4.25%, 11/15/03                      $   67
      45     4.63%, 12/31/00                          45
      60     4.75%, 02/15/04                          59
     145     4.75%, 11/15/08                         138
      80     4.88%, 03/31/01                          80
      50     5.50%, 08/15/28                          48
                                                  ------
           Total U.S. Treasury Securities            437
           (Cost $444)                            ------

           Foreign Government Securities--13.2%
           ------------------------------------
     125    Bulgaria Government (Interest Arrears
             Bond) (Bulgaria), 5.88%, 07/28/11        84
     120    Kingdom of Morocco Consolidated
             Loan, Tranche A (Morocco),
             6.06%, 01/01/09                          98
     125    Republic of Argentina, Ser. PRO2,
             (Argentina), 0.00%, 04/01/07            111
     120    Republic of Colombia, (Columbia),
             8.63%, 04/01/08                         109
      95    Republic of Panama, (Panama),
             9.38%, 04/01/29                          98
                                                  ------
           Total Foreign Government Securities       500
           (Cost $487)                            ------

           Corporate Notes & Bonds--48.9%
           ------------------------------
           Automotive--3.6%
      50    JH Heafner Co., Sr. Sub.Note, Ser. C,
             #, 10.00%, 05/15/08                      52
     100    Sanluis Corporacion SA, (Mexico),#,
             8.88%, 03/18/08                          86
                                                  ------
                                                     138
                                                  ------
           Banking--1.9%
      25    Korea Development Bank, (South
             Korea), 7.13%, 09/17/01                  25

                       See notes to financial statements.

Chase Vista Strategic Income Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount                                          Value
   (USD)   Issuer                                  (USD)
-----------------------------------------------------------
Long-Term Investments--(continued)
-----------------------------------------------------------
    $ 25    Sovereign Bancorp, Inc., 6.63%,
             03/15/01                             $   25
      25    US Bank NA, 5.70%, 12/15/08               24
                                                  ------
                                                      74
                                                  ------
           Broadcasting--0.5%
      20    Charter Commercial Holdings, LLC,
             Sr. Note, #, 8.63%, 04/01/09             20
                                                  ------
           Business Services--0.7%
      25    Comdisco Inc., 5.95%, 04/30/02            25
                                                  ------
           Capital Goods--3.5%
     100    Ball Corp., Sr. Sub. Note, 8.25%,
             08/01/08                                103
      30    International Knife & Saw Inc., Sr.
             Sub. Note, 11.38%, 11/15/06              31
                                                  ------
                                                     134
                                                  ------
           Consumer Products/Services--1.4%
      50    Scotts Co., Sr. Sub. Note, #, 8.63%,
             01/15/09                                 52
                                                  ------
           Diversified--0.6%
      25    Tyco International Group, SA
             (Luxemburg), #, 6.88%, 01/15/29          24
                                                  ------
           Entertainment/Leisure--4.2%
      50    Harrahs Operating Co., Inc., Sr. Sub.
             Note, 7.88%, 12/15/05                    50
      30    Mohegan Tribal Gaming Authority,
             Sr. Sub. Note, #, 8.75%, 01/01/09        31
      50    SFX Entertainment, Inc., Sr. Note,
             Ser. B, 9.13%, 02/01/08                  52
      25    USA Networks, Inc., #, 6.75%,
             11/15/05                                 25
                                                  ------
                                                     158
                                                  ------
           Environmental Services--0.5%
      20    Allied Waste North America Inc., Ser.
             B, 7.88%, 01/01/09                       19
                                                  ------

                       See notes to financial statements.

Chase Vista Strategic Income Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount                                             Value
   (USD)   Issuer                                     (USD)
------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------
           Financial Services -- 2.8%
 $    25    Lehman Brothers Holdings Inc.,
             6.63%, 04/01/04                      $   25
      75    TPSA Finance BV, (Netherlands) #,
             7.75%, 12/10/08                          76
                                                  ------
                                                     101
                                                  ------
           Food/Beverage Products -- 0.7%
      25    Pepsi Bottling Group, Inc., # 7.00%,
             03/01/29                                 25
                                                  ------
           Health Care/Health Care Services -- 2.7%
     100    UNILAB Corp., Sr. Note, 11.00%,
             04/01/06                                102
                                                  ------

           Hotels & Other Lodging -- 0.6%
      25    Extended Stay America, Inc., Sr. Sub.
             Note, 9.15%, 03/15/08                    24
                                                  ------
           Industry Components -- 0.7%
      25    Conoco Inc., 5.90%, 04/15/04             25
                                                  ------
           Manufacturing -- 1.3%
      50    Transdigm Inc., Sr. Sub. Note, #,
             10.38%, 12/01/08                         51
                                                  ------
           Metals/Mining -- 0.5%
      20    Kaiser Aluminum & Chemical Corp.,
             Sr. Sub. Note, 12.75%, 02/01/03          20
                                                  ------
           Oil & Gas -- 6.6%
      30    Canadian Forest Oil LTD, (Canada),
             8.75%, 09/15/07                          29
      40    Newpark Resources, Inc., Sr. Sub.
             Note, Ser. B, 8.63%, 12/15/07            39
     130    Petroleos Mexicanos, (Mexico),
             9.03%, 07/15/05                         125
      30    Pool Energy Services, Co., Sr. Sub.
             Note, Ser. B, #, 8.63%, 04/01/08         31
      25    Vintage Petroleum, Inc., Sr. Sub.
             Note, #, 9.75%, 06/30/09                 26
                                                  ------
                                                     250
                                                  ------

                         See notes to financial statements.
43

Chase Vista Strategic Income Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount                                            Value
   (USD)   Issuer                                    (USD)
-----------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------
           Retailing -- 5.0%
 $    150   Controladora Comercial Mexicana
             SA, (Mexico), 9.38%, 04/14/05       $  141
       25   J Crew Operating Corp., Sr. Sub.
             Note, 10.38%, 10/15/07                  24
       25   Saks, Inc., 7.38%, 02/15/19              25
                                                 ------
                                                    190
                                                 ------
           Telecommunications -- 9.2%
       15   Advanced Radio Telecom Corp., Sr.
             Note, 14.00%, 01/15/07                  13
       20   AT&T Corp., 6.00%, 03/15/09              19
       25   BTI Telecom Corp., Sr. Note,
             10.50%, 09/15/07                        23
       25   Electrical Lightwave Inc.,Class A,
             6.05%, 05/15/04                         25

       30   Hyperion Telecommunications, Inc.,
             Sr. Sub. Note, #, 12.00%,
             11/01/07                                32
      100   SK Telecom Co., LTD, (Yankee),
             (South Korea), 7.75%, 04/29/04          98
       40   Startec Global Communications
             Corp., Sr. Note, 12.00%, 05/15/08       35
       40   Winstar Communications, Inc., Sr.
             Deferred Int. Note, 14.50%,
             10/15/05                                55
       50   Winstar Equipment Corp., Sr. Sec.
             Exch. Note, 12.50%, 03/15/04            51
                                                 ------
                                                    351
                                                 ------
           Textiles -- 1.3%
       50   WestPoint Stevens Inc., Sr. Note,
             7.88%, 06/15/05                         51
                                                 ------
           Utilities -- 0.6%
       25   National Rural Utilities Cooperative
             Finance Corp., 5.50%, 01/15/05          24
                                                 ------
           Total Corporate Notes and Bonds        1,858
           (Cost $1,844)                         ------

                       See notes to financial statements.
44

Chase Vista Strategic Income Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount                                             Value
   (USD)   Issuer                                     (USD)
------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------
           Convertible Corporate Notes and Bonds -- 4.4%
           -------------------------------------------------
           Computers/Computer Hardware -- 1.1%
 $    150   Network Associates Inc., Sub.
             Debentures, 0.00%, 02/13/18          $   43
                                                  ------
           Retailing -- 1.5%
      100   J. Crew Group Inc., Sr. Debt, 0.00%,
             10/15/08                                 56
                                                  ------
           Telecommunications -- 1.8%
      100   PageMart Wireless, Inc., Class A, Sr.
             Sub. Note, 0.00%, 02/01/08               36
       50   Triton PCS, Inc., Sr. Sub. Note,
             0.00%, 05/01/08                          32
                                                  ------
                                                      68
                                                  ------
           Total Convertible Corporate Notes
           and Bonds                                 167
           (Cost $178)                            ------

           Residential Mortgage Backed Securities -- 8.2%
           ----------------------------------------------
           Mortgage Backed Pass-Thru Securities -- 7.5%
            Federal National Mortgage Association,
       44     Pool 323633, 7.00%, 03/01/29            45
       45     Pool 413585, 8.00%, 02/01/28            47
       75     Pool 484753, 6.50%, 03/01/29            74
       75     Pool 487068, 7.50%, 03/01/29            77
       40     TBA, 7.00%, 04/01/14                    41
                                                  ------
                                                     284
                                                  ------
           Collateralized Mortgage Obligation -- 0.7%
       25   Federal Home Loan Mortgage Corp.,
             Ser. 2117, Class PA, 6.00%,
             03/15/06                                 25
                                                  ------
           Total Residential Mortgage
           Backed Securities                         309
           (Cost $309)                            ------

                         See notes to financial statements.

Chase Vista Strategic Income Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount                                             Value
   (USD)   Issuer                                     (USD)
---------- -------------------------------------- ---------
Long-Term Investments -- (continued)
------------------------------------------------------------
           Commercial Mortgage Backed Securities -- 0.7%
           -------------------------------------------------
 $    25    GS Mortgage Securities Corp. II, Ser.
             1997-GL, Class A2D, 6.94%,
             07/13/30                                 $   26
           (Cost $26)                                 ------
           Asset Backed Securities -- 1.3%
           -------------------------------------------------
      25   American Express Credit Account
           Master Trust, Ser. 1997-1, Class A,
           6.40%, 04/15/05                                25
      25   Citibank Credit Card Master Trust I,
           Ser. 1997-2, Class A, 6.55%,
           02/15/04                                       25
                                                      ------
           Total Asset Backed Securities                  50
           (Cost $52)
------------------------------------------------------------
           Total Long-Term Investments                 3,347
           (Cost $3,340)
           -------------------------------------------------
Short-Term Investments -- 6.3%
------------------------------------------------------------
           U.S. Government Agency Obligations -- 6.3%
           -------------------------------------------------
     136    Federal Farm Credit Bank, Discount
             Note, 4.69%, 05/03/99                       136
     104    Federal Home Loan Bank, Discount
             Note, 4.90%, 05/03/99                       104
                                                      ------
           Total U.S. Government Agency
           Obligations                                   240
           (Cost $240)
           -------------------------------------------------
           Total Investments -- 94.5%                 $3,587
           (Cost $3,580)
           -------------------------------------------------

Index
# -- Security may only be sold to qualified institutional buyers.
TBA -- To be announced.

                       See notes to financial statements.
46

Chase Vista Funds
Statements of Assets and Liabilities April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                    U.S. Treasury    U.S. Government
                                                       Income           Securities         Bond
                                                        Fund               Fund            Fund
                                                   --------------   -----------------   ----------
ASSETS:
  Investment securities, at value (Note 1)......      $ 93,658           $57,300         $64,528
  Cash .........................................            --                75               1
  Receivables:
   Investment securities sold ..................            --                --           2,004
   Interest ....................................         1,851               607             589
   Fund shares sold ............................           332                10              93
  Expense reimbursement from
   Distributor .................................            --                --              --
  Other assets .................................             1                 1               1
                                                      --------           -------         -------
     Total Assets ..............................        95,842            57,993          67,216
                                                      --------           -------         -------
LIABILITIES:
  Payables:
   Investment securities purchased .............            --                --           1,007
   Trust shares redeemed .......................           141                69              58
   Dividends Payable ...........................           100               242             131
   Variation margin on futures
    contracts ..................................           104                --              41
  Accrued liabilities: (Note 2)
   Investment advisory fees ....................             8                --              --
   Administration fees .........................            12                --               3
   Distribution fees ...........................            11                --               8
   Shareholder servicing fees ..................            11                11               2
   Custodian ...................................             4                 5               7

   Other .......................................            79                40              89
                                                      --------           -------         -------
     Total Liabilities .........................           470               367           1,346
                                                      --------           -------         -------
NET ASSETS:
  Paid in capital ..............................       101,776            57,992          66,582
  Accumulated undistributed net
   investment income ...........................           (66)              (18)             --
  Accumulated undistributed net realized
   gain (loss) on investments and futures
   transactions ................................        (4,058)              639            (129)
  Net unrealized appreciation
   (depreciation) of investments and
   futures .....................................        (2,280)             (987)           (583)
                                                      --------           -------         -------
     Total Net Assets ..........................      $ 95,372           $57,626         $65,870
                                                      ========           =======         =======
  Shares of beneficial interest outstanding
   ($.001 par value; unlimited number
   of shares authorized):
   Class A Shares ..............................         7,017               331           3,679
   Class B Shares ..............................         1,582                --             457
   Class C Shares ..............................            --                --              --
   Class I Shares ..............................            --             5,424           2,119
  Net Asset Value:
   Class A Shares (and redemption
    price) .....................................      $  11.09          $  10.03        $  10.53
   Class B Shares* .............................      $  11.09          $     --        $  10.58
   Class C Shares* .............................      $     --          $     --        $    --
   Class I Shares ..............................      $     --          $  10.01        $  10.52
   Class A Maximum Public Offering
    Price Per Share (net asset value
     /95.5%, 95.5%, 95.5%, of net
     asset value per share) ....................      $  11.61          $  10.50        $  11.03
                                                      ========          ========        ========
  Cost of Investments ..........................      $ 95,908          $ 58,287        $65,064
                                                      ========          ========        ========

--------------
* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

Chase Vista Funds
Statements of Assets and Liabilities April 30, 1999 (unaudited) (continued)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                    Short-Term     Strategic
                                                       Bond          Income
                                                       Fund           Fund
                                                  -------------   -----------
ASSETS:
  Investment securities, at value (Note 1).....     $53,531         $3,587
  Cash ........................................         147            141
  Receivables:
   Investment securities sold .................          --             11
   Interest ...................................         352             47
   Fund shares sold ...........................         183            206
  Expense reimbursement from
   Distributor ................................          --             21
  Other assets ................................           1             --
                                                     -------        ------
     Total Assets .............................      54,214          4,013
                                                     -------        ------
LIABILITIES:
  Payables:
   Investment securities purchased ............          --            192
   Trust shares redeemed ......................         283             --
   Dividends Payable ..........................          84              3
   Variation margin on futures
    contracts .................................          --             --
  Accrued liabilities: (Note 2)
   Investment advisory fees ...................          --             --
   Administration fees ........................          --             --
   Distribution fees ..........................           5             --
   Shareholder servicing fees .................           2             --
   Custodian ..................................           5              7
   Other ......................................          72             14
                                                     -------        ------
     Total Liabilities ........................         451            216
                                                     -------        ------
NET ASSETS:
  Paid in capital .............................      54,883          3,810
  Accumulated undistributed net
   investment income (loss) ...................            (3)          --
  Accumulated undistributed net realized
   gain (loss) on investments and futures
   transactions ...............................        (912)           (20)
  Net unrealized appreciation
   (depreciation) of investments and
   futures ....................................        (205)             7
                                                     --------       ------
     Total Net Assets .........................      $53,763        $3,797
                                                     ========       ======
  Shares of beneficial interest outstanding
   ($.001 par value; unlimited number
   of shares authorized):
   Class A Shares .............................       2,402            108
   Class B Shares .............................          --            103
   Class C Shares .............................          --             68
   Class I Shares .............................       2,942            103
  Net Asset Value:
   Class A Shares (and redemption
    price) ....................................     $  10.06       $  9.93
   Class B Shares* ............................     $    --        $  9.93
   Class C Shares* ............................     $    --        $  9.93
   Class I Shares .............................     $  10.06       $  9.93
   Class A Maximum Public Offering
    Price Per Share (net asset value
     98.5% and 95.5%, of net asset
     value per share) .........................     $  10.21       $ 10.40
                                                    =========      =======
  Cost of Investments .........................     $ 53,736       $ 3,580
                                                    =========      =======

--------------
* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.
48

Chase Vista Funds
Statements of Operations For the six months ended April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                             U.S. Treasury    U.S. Government
                                                Income           Securities          Bond
                                                 Fund               Fund             Fund
                                            --------------   -----------------   -----------
INTEREST INCOME .........................      $  3,087          $  1,566         $  1,803
                                               --------          --------         --------
EXPENSES: (Note 2)
  Investment advisory fees ..............           128                87               96
  Administration fees ...................            64                43               48
  Shareholder servicing fees ............           107                72               80
  Distribution fees .....................           136                 6               64
  Custodian fees ........................            31                29               44
  Printing and postage ..................            12                10               10
  Professional fees .....................            17                15               20
  Registration costs ....................            13                19               33
  Transfer agent fees ...................            93                20               47
  Trustees fees and expenses ............             2                 2                2
  Other .................................            10                --                3
                                               --------          --------         --------
    Total expenses ......................           613               303              447
  Less amounts waived (Note 2E) .........           220               140              216
  Less expenses borne by the
   Distributor ..........................            --                --               --
                                               --------          --------         --------
    Net expenses ........................           393               163              231
                                               --------          --------         --------
     Net investment income ..............         2,694             1,403            1,572
                                               --------          --------         --------
REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ...........................           142               757              (41)
  Futures transactions ..................          (626)               --               32
49
Change in net unrealized appreciation/
 depreciation on:
  Investments ...........................        (3,347)           (2,773)          (1,424)
  Futures transactions ..................          (248)               --             (156)
                                               --------          --------         --------
Net realized and unrealized gain (loss)
 on investments and futures
 transactions ...........................        (4,079)           (2,016)          (1,589)
                                               --------          --------         --------
  Net increase (decrease) in net assets
   from operations ......................      $ (1,385)         $   (613)        $    (17)
                                               ========          ========         ========

                       See notes to financial statements.

Chase Vista Funds
Statements of Operations For the six months ended April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                             Short-Term    Strategic
                                                Bond         Income
                                                Fund         Fund*
                                            -----------   -----------
INTEREST INCOME .........................     $1,354          $  96
                                              ------          -----
EXPENSES: (Note 2)
  Investment advisory fees ..............         66              5
  Administration fees ...................         40              2
  Shareholder servicing fees ............         66              2
  Distribution fees .....................         29              4
  Custodian fees ........................         35             10
  Printing and postage ..................         15              3
  Professional fees .....................         13              7
  Registration costs ....................         20              7
  Transfer agent fees ...................         25             12
  Trustees fees and expenses ............          1             --
  Other .................................          1             11
                                              ------          -----
    Total expenses ......................        311             63
  Less amounts waived (Note 2E) .........        162             11
  Less expenses borne by the
   Distributor ..........................         --             45
                                              ------          -----
    Net expenses ........................        149              7
                                              ------          -----
     Net investment income ..............      1,205             89
                                              ------          -----
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ...........................        (80)           (20)
  Futures transactions ..................        (12)            --
Change in net unrealized appreciation/
 depreciation on:
  Investments ...........................       (313)             7
  Futures transactions ..................         (7)            --
                                              -------         -----
Net realized and unrealized gain (loss)
 on investments and futures
 transactions ...........................       (412)           (13)
                                              ------          -----
  Net increase (decrease) in net assets
   from operations ......................     $  793          $  76
                                              ======          =====

--------------
* Fund commenced operations 12/01/98

                       See notes to financial statements.

--------------------------------------------------------------------------------

Chase Vista Funds
Statements of Changes in Net Assets (unaudited) For the periods indicated
(Amounts in thousands)
                                                        U.S. Treasury         U.S. Government
                                                           Income               Securities
                                                            Fund                   Fund
                                                   ----------------------- ---------------------
                                                    11/01/98      Year      11/01/98     Year
                                                     Through      Ended      Through     Ended
                                                    04/30/99    10/31/98    04/30/99   10/31/98
                                                   ---------- ------------ ---------- ----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income ...........................  $  2,694   $    4,751   $  1,403   $  2,900
 Net realized gain (loss) on investments and
  futures transactions ...........................      (484)       2,301        757      1,183
 Change in net unrealized appreciation/
  depreciation on investments and futures
  transactions ...................................    (3,595)         584     (2,773)     1,216
                                                    --------   ----------   --------   --------
 Increase (decrease) in net assets from
  operations .....................................    (1,385)       7,636       (613)     5,299
                                                    --------   ----------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...........................    (2,697)      (4,780)    (1,406)    (2,876)
 Net realized gain on investment transactions.....        --           --       (713)        --
                                                    --------   ----------   --------   --------
  Total dividends and distributions ..............    (2,697)      (4,780)    (2,119)    (2,876)
                                                    --------   ----------   --------   --------
 Increase (decrease) from capital share
  transactions (Note 5) ..........................    21,696      (20,834)     3,156       (346)
                                                    --------   ----------   --------   --------
  Total increase (decrease) in net assets ........    17,614      (17,978)       424      2,077
NET ASSETS:
 Beginning of period .............................    77,758       95,736     57,202     55,125
                                                    --------   ----------   --------   --------
 End of period ...................................  $ 95,372   $   77,758   $ 57,626   $ 57,202
                                                    ========   ==========   ========   ========

Chase Vista Funds
Statements of Changes in Net Assets (unaudited) For the periods indicated
--------------------------------------------------------------------------------
(Amounts in thousands)
                                                                                                  Strategic
                                                            Bond              Short-Term Bond       Income
                                                            Fund                   Fund              Fund
                                                   ----------------------- --------------------- -----------
                                                     11/01/98      Year     11/01/98     Year     12/01/98*
                                                      Through      Ended     Through     Ended     Through
                                                     04/30/99    10/31/98   04/30/99   10/31/98    04/30/99
                                                   ------------ ---------- ---------- ---------- -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income ...........................   $ 1,572     $  2,931   $  1,205   $  2,873    $   89
 Net realized gain (loss) on investments and
  futures transactions ...........................          (9)       883        (92)       134       (20)
 Change in net unrealized appreciation/
  depreciation on investments and futures
  transactions ...................................    (1,580)         484       (320)       (71)        7
                                                     ---------   --------   --------   --------    ------
 Increase (decrease) in net assets from
  operations .....................................       (17)       4,298        793      2,936        76
                                                     ---------   --------   --------   --------    ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...........................    (1,574)      (2,886)    (1,218)    (2,766)      (89)
 Net realized gain on investment transactions.....      (932)        (652)        --         --        --
                                                     ---------   --------   --------   --------    ------
  Total dividends and distributions ..............    (2,506)      (3,538)    (1,218)    (2,766)      (89)
                                                     ---------   --------   --------   --------    ------
 Increase (decrease) from capital share
  transactions (Note 5) ..........................     8,114       13,574      3,209      3,174     3,810
                                                     ---------   --------   --------   --------    ------
  Total increase (decrease) in net assets ........     5,591       14,334      2,784      3,344     3,797
NET ASSETS:
 Beginning of period .............................    60,279       45,945     50,979     47,635        --
                                                     ---------   --------   --------   --------    ------
 End of period ...................................   $65,870     $ 60,279   $ 53,763   $ 50,979    $3,797
                                                     =========   ========   ========   ========    ======

                       See notes to financial statements.

-------
* Commencement of operations.

Chase Vista Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to Chase Vista Funds. U.S. Treasury Income Fund ("CVUSTI") (formerly the U.S. Government Income Fund), U.S. Government Securities Fund ("CVUSGS"), Bond Fund ("CVBF"), Short-Term Bond Fund ("CVSTBF"), and Strategic Income Fund ("CVSIF"), collectively, the "Funds", are separate portfolios of the Trust.

The Funds offer various classes of shares as follows:

Fund       Classes Offered
--------   -----------------------------------------
CVUSTI     Class A, Class B
CVUSGS     Class A, Institutional
CVBF       Class A, Class B, Institutional
CVSTBF     Class A, Institutional
CVSIF      Class A, Class B, Class C, Institutional

Class A shares generally provide for a front-end sales charge while Class B and C shares provide for a contingent deferred sales charge. No sales charges are assessed with respect to the Institutional Class ("Class I"). All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees and each class has exclusive voting rights with respect to its distribution plan.
The following is a summary of significant accounting policies followed by the
Funds:
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.
   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
   C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.
   The funds invest in exchange-traded interest rate futures and options for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the nominal value of the futures contracts.

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   As of April 30, 1999, the Funds had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

   D. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums, except CVUSTI, and accretion of discounts.

   E. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

   F. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   G. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition --"temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   H. Dollar rolls -- The Funds (with the exception of CVUSTI) may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

   I. Organization costs -- Organization expenses incurred in connection with the commencement of the Strategic Income Fund have been paid in full by Vista Fund Distributors, Inc. (VFD). The Fund will not reimburse VFD for such expenses.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30%, 0.30%, 0.30%, 0.25% and 0.50% of the average daily

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   net assets for CVUSTI, CVUSGS, CVBF, CVSTBF and CVSIF, respectively. The Adviser, voluntarily waived all or a portion of its fees as outlined in
   Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sole sub-investment adviser to each Fund, except CVSIF, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% for CVUSTI, CVUSGS and CVBF, and 0.10% for CVSTBF of average daily net assets.

   CAM and State Street Research & Management Company (SSR) are the two sub-advisers to the Strategic Income Fund. SSR is a wholly-owned subsidiary of the Metropolitan Life Insurance Company. CAM makes the day-to-day investment decisions for the Strategic Income Fund except that SSR makes the day-to-day investment decisions for the portion of the Strategic Income Fund that is allocated to lower-rated high yield securities of U.S. issuers. For their services, CAM and SSR are entitled to receive fees, payable by Chase from its advisory fee.

   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agent will receive a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of the Funds.

   Since inception of the Funds, Chase, and certain affiliates have been the only Shareholder Servicing Agents of the Funds. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B and C for the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class A Distribution Plans provide that each Fund shall pay distributions fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B and Class C Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average annual net assets of the Class B and Class C Shares for its distribution services.

   The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.E below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of the administration fees as outlined in Note 2.E. below.

   E. Waivers of fees -- For six month period ended April 30, 1999 the Investment Adviser, Administrator, Shareholder Servicing Agent, and Distributor voluntarily waived fees for each of the Funds as follows (in thousands):

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

      Fee                                CVUSTI     CVUSGS     CVBF     CVSTBF     CVSIF
      -------------------------------   --------   --------   ------   --------   ------
      Investment Advisory ...........     $ 86       $ 87     $ 96       $ 66      $ 5
      Administration ................       --         43       29         40        2
      Shareholder Servicing .........       48          5       72         53        2
      Distribution ..................       86          5       19          3        2
                                          ----       ----     ----       ----      ---
      Total .........................     $220       $140     $216       $162      $11
                                          ====       ====     ====       ====      ===

   F. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- For the six months ended April 30, 1999, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                              CVUSTI     CVUSGS        CVBF        CVSTBF       CVSIF
                            ---------   ---------   ----------   ----------   ---------
   Purchases (excluding
     U.S. Government) .....   $   --      $   --      $31,326      $12,647      $4,190
   Sales (excluding
     U.S. Government) .....       --          --       24,340       16,571       1,594
   Purchases of
     U.S. Government ......   34,870      54,402       51,058       73,245       2,128
   Sales of
     U.S. Government ......    8,389      54,422       41,986       66,551       1,406

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 1999 are as follows (in thousands):

                             CVUSTI      CVUSGS        CVBF        CVSTBF       CVSIF
                          ------------ ----------   ----------   ----------   ---------
   Aggregate cost .....     $ 95,908     $58,287      $65,064      $53,736      $3,580
                            --------     -------      -------      -------      ------
   Gross unrealized
     appreciation .....     $    677     $   98       $   73       $   28       $  53
   Gross unrealized
     depreciation .....       (2,927)    (1,085)        (609)        (233)        (46)
                            --------     -------      -------      -------      ------
   Net unrealized
     appreciation
     (depreciation)         $ (2,250)    $ (987)      $ (536)      $ (205)      $   7
                            ========     =======      =======      =======      ======

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows (in thousands):

                                                     U.S. Treasury Income Fund
                                    -------------------------------------------------------
                                             10/31/98
                                             Through                     Year Ended
                                             04/30/99                     10/31/98
                                    --------------------------   --------------------------
                                       Amount         Shares        Amount         Shares
                                    ------------   -----------   ------------   -----------
            Class A
Shares sold ........................   $35,585         3,160        $ 28,639         2,512
Shares issued in reinvestment
  of distributions .................     1,899           168           3,181           279
Shares redeemed ....................   (19,447)       (1,717)        (56,341)       (4,944)
                                       -------        ------        --------        ------
Net increase (decrease) in
  Trust shares outstanding .........   $18,037         1,611        $(24,521)       (2,153)
                                       =======        ======        ========        ======

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                  U.S. Treasury Income Fund
                                       ------------------------------------------------
                                              10/31/98
                                              Through                 Year Ended
                                              04/30/99                 10/31/98
                                       ----------------------   -----------------------
                                          Amount      Shares       Amount       Shares
                                       -----------   --------   -----------   ---------
            Class B
Shares sold ........................      $6,496         571       $7,535          657
Shares issued in reinvestment
  of distributions .................         347          31          481           42
Shares redeemed ....................      (3,184)       (282)      (4,329)        (380)
                                          ------        ----       ------         ----
Net increase (decrease) in
  Trust shares outstanding .........      $3,659         320       $3,687          319
                                          ======         ===       ======          ===

                                               U.S. Government Securities Fund
                                       ------------------------------------------------
                                              10/31/98
                                              Through                 Year Ended
                                              04/30/99                 10/31/98
                                       ----------------------   -----------------------
                                          Amount      Shares       Amount       Shares
                                       -----------   --------   -----------   ---------
            Class A
Shares sold ........................     $2,116         204       $2,028          197
Shares issued in reinvestment
  of distributions .................        133          13          114           11
Shares redeemed ....................     (2,068)       (201)      (1,214)        (119)
                                         ------        ----       ------         ----
Net increase (decrease) in
  Trust shares outstanding .........     $  181          16       $  928           89
                                         ======        ====       ======         ====

                                               U.S. Government Securities Fund
                                       ------------------------------------------------
                                              10/31/98
                                              Through                 Year Ended
                                              04/30/99                 10/31/98
                                       ----------------------   -----------------------
                                          Amount      Shares       Amount       Shares
                                       -----------   --------   -----------   ---------
            Class I
Shares sold .......................  .   $5,382         523       $ 8,629        851
Shares issued in reinvestment
  of distributions .................         42           4            75          7
Shares redeemed ....................     (2,449)       (238)       (9,978)      (984)
                                         ------        ----       -------       ----
Net increase (decrease) in
  Trust shares outstanding .........     $2,975         289       $(1,274)      (126)
                                         ======        ====       =======      ====

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                            Bond Fund
                                       ---------------------------------------------------
                                              10/31/98
                                              Through                   Year Ended
                                              04/30/99                   10/31/98
                                       ----------------------   --------------------------
                                          Amount      Shares       Amount         Shares
                                       -----------   --------   ------------   -----------
            Class A
Shares sold ........................     $9,552         889       $23,551          2,184
Shares issued in reinvestment
  of distributions .................        687          64           736             68
Shares redeemed ....................     (3,680)       (344)      (17,554)        (1,621)
                                         ------        ----       -------         ------
Net increase (decrease) in
  Trust shares outstanding .........     $6,559         609       $ 6,733            631
                                         ======        ====       =======         ======

                                                          Bond Fund
                                       ------------------------------------------------
                                              10/31/98
                                              Through                 Year Ended
                                              04/30/99                 10/31/98
                                       ----------------------   -----------------------
                                          Amount      Shares       Amount       Shares
                                       -----------   --------   -----------   ---------
            Class B
Shares sold ........................     $1,918         179       $4,647         427
Shares issued in reinvestment
  of distributions .................        146          13          127          11
Shares redeemed ....................     (1,891)       (176)      (1,418)       (130)
                                         ------        ----       ------        -----
Net increase (decrease) in
  Trust shares outstanding .........     $  173          16       $3,356         308
                                         ======        ====       ======        ====

                                                          Bond Fund
                                       ------------------------------------------------
                                              10/31/98
                                              Through                 Year Ended
                                              04/30/99                 10/31/98
                                       ----------------------   -----------------------
                                          Amount      Shares       Amount       Shares
                                       -----------   --------   -----------   ---------
            Class I
Shares sold ........................      $4,298        401        $7,731        712
Shares issued in reinvestment
  of distributions .................         771         72         1,109        103
Shares redeemed ....................      (3,687)      (345)       (5,355)      (497)
                                          ------       ----        ------       ----
Net increase (decrease) in
  Trust shares outstanding .........      $1,382        128        $3,485        318
                                          ======       ====        ======       ====

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                        Short-Term Bond Fund
                                       -------------------------------------------------------
                                                10/31/98
                                                Through                     Year Ended
                                                04/30/99                     10/31/98
                                       --------------------------   --------------------------
                                          Amount         Shares        Amount         Shares
                                       ------------   -----------   ------------   -----------
            Class A
Shares sold ........................     $23,826          2,364       $49,539          4,906
Shares issued in reinvestment
  of distributions .................         284             28           574             57
Shares redeemed ....................     (19,496)        (1,934)      (40,342)        (3,994)
                                         -------         ------       -------         ------
Net increase (decrease) in
  Trust shares outstanding .........     $ 4,614            458       $ 9,771            969
                                         =======         ======       =======         ======

                                                      Short-Term Bond Fund
                                       ---------------------------------------------------
                                              10/31/98
                                              Through                   Year Ended
                                              04/30/99                   10/31/98
                                       ----------------------   --------------------------
                                          Amount      Shares       Amount         Shares
                                       -----------   --------   ------------   -----------
            Class I
Shares sold ........................   $ 6,633          657     $12,483            1,234
Shares issued in reinvestment
  of distributions .................       520           52       1,230              121
Shares redeemed ....................    (8,558)        (848)    (20,310)          (2,010)
                                       -------         ----     -------           ------
Net increase (decrease) in
  Trust shares outstanding .........   $(1,405)        (139)    $(6,597)            (655)
                                       =======         ====     =======           ======

                                        Strategic Income Fund
                                       ------------------------
                                              12/01/98*
                                               Through
                                               04/30/99
                                       ------------------------
                                          Amount        Shares
                                       ------------   ---------
            Class A
Shares sold ........................      $1,063         107
Shares issued in reinvestment
  of distributions .................          20           2
Shares redeemed ....................          (7)         (1)
                                          ------         ---
Net increase (decrease) in
  Trust shares outstanding .........      $1,076         108
                                          ======         ===

*Commencement of operations.

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                       Strategic Income Fund
                                       ----------------------
                                             12/01/98*
                                              Through
                                              04/30/99
                                       ----------------------
                                         Amount       Shares
                                       ----------   ---------
            Class B
Shares sold ........................     $1,024          104
Shares issued in reinvestment
  of distributions .................         19           2
Shares redeemed ....................        (26)         (3)
                                         ------        ----
Net increase (decrease) in
  Trust shares outstanding .........     $1,017         103
                                         ======        ====

                                         Strategic Income
                                               Fund
                                       --------------------
                                            12/01/98*
                                             Through
                                             04/30/99
                                       --------------------
                                        Amount      Shares
                                       --------   ---------
            Class C
Shares sold ........................     $ 711         71
Shares issued in reinvestment
  of distributions .................        15          1
Shares redeemed ....................       (40)        (4)
                                         -----         --
Net increase (decrease) in
  Trust shares outstanding .........     $ 686         68
                                         =====         ==

                                        Strategic Income
                                              Fund
                                       ------------------
                                           12/01/98*
                                            Through
                                            04/30/99
                                       ------------------
                                        Amount     Shares
                                       --------   -------
            Class I
Shares sold ........................     $1,000       100
Shares issued in reinvestment
  of distributions .................         31         3
Shares redeemed ....................         --        --
                                         ------       ---
Net increase (decrease) in
  Trust shares outstanding .........     $1,031       103
                                         ======       ===

*Commencement of operations.

Chase Vista Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

6. Retirement Plan -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 1999, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows:

                                  Accrued
                     Pension      Pension
                    Expenses     Liability
                   ----------   ----------
CVUSTI .........       $ 1          $ 8
CVUSGS .........         1            5
CVBF ...........         1            3
CVSTBF .........         1            4
CVSIF ..........        --           --

7. Bank Borrowings -- The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.075% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at April 30, 1999, nor at anytime during the year.

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited)
                                                                   U.S. Treasury Income Fund (2)
                                               ---------------------------------------------------------------------
                                                                              Class A
                                               ---------------------------------------------------------------------
                                                 11/01/98                          Year Ended
                                                  Through   --------------------------------------------------------
                                                 04/30/99    10/31/98   10/31/97   10/31/96   10/31/95    10/31/94
                                               ------------ ---------- ---------- ---------- ---------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $  11.66    $ 11.26    $ 11.13    $ 11.40    $ 10.60     $  12.10
                                                 --------    -------    -------    -------    -------     --------
 Income from Investment Operations:
  Net Investment Income ......................       0.37       0.75       0.66       0.66       0.70         0.65
  Net Gain or (Losses) in Securities
   (both realized and unrealized) ............      (0.57)      0.40       0.13       (0.27)     0.80        (1.30)
                                                 --------    -------    -------    --------   -------     --------
   Total from Investment Operations ..........      (0.20)      1.15       0.79       0.39       1.50        (0.65)
                                                 --------    -------    -------    --------   -------     --------
 Distributions to Shareholders from:
  Dividends from Net Investment Income               0.37       0.75       0.66       0.66       0.70         0.65
  Distributions from Capital Gains ...........         --          --         --         --         --        0.20
                                                 --------    --------   --------   --------   --------    --------
   Total Dividends and Distributions .........       0.37       0.75       0.66       0.66       0.70         0.85
                                                 --------    --------   --------   --------   --------    --------
Net Asset Value, End of Period ...............   $  11.09    $ 11.66    $ 11.26    $ 11.13    $ 11.40     $  10.60
                                                 ========    ========   ========   ========   ========    ========
Total Return (1)                                    (1.76)%     10.59%      7.35%      3.56%     14.59%      (5.58%)
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .....   $     78    $     63   $     85   $    111   $     99    $    100
Ratios to average net assets#:
 Expenses ....................................       0.75%       0.79%      0.90%      0.90%      0.87%       0.76%
 Net Investment Income .......................       6.43%       6.53%      5.97%      5.89%      6.37%       5.74%
 Expenses Without Waivers and
  Assumption of Expenses .....................       1.33%       1.30%      1.21%      1.29%      1.40%       1.28%
 Net Investment Income Without
  Waivers and Assumptions of Expenses ........       5.85%       6.02%      5.66%      5.50%      5.84%       5.22%
Portfolio Turnover Rate ......................         11%         75%       179%       103%       164%        163%

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited)
                                                                  U.S. Treasury Income Fund (2)
                                               --------------------------------------------------------------------
                                                                             Class B
                                               --------------------------------------------------------------------
                                                                            Year Ended
                                                 11/01/98   -------------------------------------------  11/04/93**
                                                  Through                                                 Through
                                                 04/30/99    10/31/98   10/31/97   10/31/96   10/31/95    10/31/94
                                               ------------ ---------- ---------- ---------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $  11.66    $ 11.25    $ 11.11    $ 11.37    $ 10.59    $  11.98
                                                 --------    -------    -------    -------    -------    --------
 Income from Investment Operations:
  Net Investment Income ......................       0.31       0.65       0.58       0.57       0.62        0.59
  Net Gain or (Losses) in Securities
   (both realized and unrealized) ............      (0.57)      0.41       0.13       (0.26)     0.80       (1.19)
                                                 --------    -------    -------    --------   -------    --------
   Total from Investment Operations ..........      (0.26)      1.06       0.71       0.31       1.42       (0.60)
                                                 --------    -------    -------    --------   -------    --------
 Distributions to Shareholders from:
  Dividends from Net Investment Income               0.31       0.65       0.57       0.57       0.64        0.59
  Distributions from Capital Gains ...........         --          --         --         --         --       0.20
                                                 --------    --------   --------   --------   --------   --------
   Total Dividends and Distributions .........       0.31       0.65       0.57       0.57       0.64        0.79
                                                 --------    --------   --------   --------   --------   --------
Net Asset Value, End of Period ...............   $  11.09    $ 11.66    $ 11.25    $ 11.11    $ 11.37    $  10.59
                                                 ========    ========   ========   ========   ========   ========
Total Return (1)                                    (2.19)%      9.68%      6.56%      2.82%     13.80%     (5.18%)
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .....   $     17    $     14   $     11   $     11   $     11   $      6
Ratios to average net assets#:
 Expenses ....................................       1.63%       1.64%      1.64%      1.64%      1.62%      1.50%
 Net Investment Income .......................       5.55%       5.69%      5.24%      5.12%      5.53%      5.28%
 Expenses Without Waivers and
  Assumption of Expenses .....................       1.83%       1.79%      1.71%      1.79%      1.89%      1.78%
 Net Investment Income Without
  Waivers and Assumptions of Expenses ........       5.35%       5.54%      5.17%      4.97%      5.26%      5.00%
Portfolio Turnover Rate ......................         11%         75%       179%       103%       164%       163%

-------
  # Short periods have been annualized.
 ** Commencement of offering class of shares.
(1) Total return figures do not include the effect of any front-end load.
(2) Formerly known as the Vista U.S. Government Income Fund.

                       See notes to financial statements.

start

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited) (continued)
                                                                           U.S. Government Securities Fund
                                                                   -----------------------------------------------
                                                                                       Class A
                                                                   -----------------------------------------------
                                                                                     Year Ended
                                                                     11/01/98   ---------------------  05/06/96**
                                                                      Through                            Through
                                                                     04/30/99    10/31/98   10/31/97    10/31/96
                                                                   ------------ ---------- ---------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................   $  10.51    $ 10.06    $  9.90     $ 9.62
                                                                     --------    -------    -------     ------
 Income from Investment Operations:
  Net Investment Income ..........................................       0.24       0.50      0.58        0.26
  Net Gains or Losses in Securities (both realized and unrealized)      (0.35)      0.45      0.15        0.25
                                                                     --------    -------    -------     ------
   Total from Investment Operations ..............................      (0.11)      0.95      0.73        0.51
                                                                     --------    -------    -------     ------
 Distributions to Shareholders From:
  Dividends from Net Investment Income ...........................       0.24       0.50      0.57        0.23
  Distributions from Capital Gains ...............................       0.13          --        --          --
                                                                     --------    --------   -------     -------
   Total Dividends and Distributions .............................       0.37       0.50      0.57        0.23
                                                                     --------    --------   -------     -------
Net Asset Value, End of Period ...................................   $  10.03    $ 10.51    $ 10.06     $ 9.90
                                                                     ========    ========   =======     =======
Total Return (1) .................................................      (1.11)%      9.75%     7.61%       5.41%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .........................   $      3    $      3   $     2     $     3
Ratios to average net assets#:
 Expenses ........................................................       0.75%       0.80%     1.05%       1.05%
 Net Investment Income ...........................................       4.61%       4.95%     5.61%       5.30%
 Expenses Without Waivers and Assumption of Expenses .............       1.69%       1.70%     1.57%       1.55%
 Net Investment Income Without Waivers and
  Assumptions of Expenses ........................................       3.67%       4.05%     5.09%       5.00%
Portfolio Turnover Rate ..........................................        112%        590%      569%        101%

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited) (continued)
                                                                                 U.S. Government Securities Fund
                                                                   -----------------------------------------------------------
                                                                                            Class I
                                                                   ----------------------------------------------------------
                                                                     11/01/98         Year Ended       12/01/95(2)  Year Ended
                                                                      Through   ---------------------    Through   -----------
                                                                     04/30/99    10/31/98   10/31/97    10/31/96    11/30/95
                                                                   ------------ ---------- ---------- ------------ ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................   $  10.49    $ 10.04    $  9.89     $ 10.18     $  9.23
                                                                     --------    -------    -------     -------     -------
 Income from Investment Operations:
  Net Investment Income ..........................................       0.25       0.53      0.59         0.50       0.56
  Net Gains or Losses in Securities (both realized and unrealized)      (0.35)      0.44      0.15         (0.30)     0.95
                                                                     --------    -------    -------     --------    -------
   Total from Investment Operations ..............................      (0.10)      0.97      0.74         0.20       1.51
                                                                     --------    -------    -------     --------    -------
 Distributions to Shareholders From:
  Dividends from Net Investment Income ...........................       0.25       0.52      0.59         0.49       0.56
  Distributions from Capital Gains ...............................       0.13          --        --           --         --
                                                                     --------    --------   -------     --------    -------
   Total Dividends and Distributions .............................       0.38       0.52      0.59         0.49       0.56
                                                                     --------    --------   -------     --------    -------
Net Asset Value, End of Period ...................................   $  10.01    $ 10.49    $ 10.04     $  9.89     $ 10.18
                                                                     ========    ========   =======     ========    =======
Total Return (1) .................................................      (1.03)%      9.94%     7.78%        2.09%     16.82%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .........................   $     54    $     53   $    53     $     68    $    83
Ratios to average net assets#:
 Expenses ........................................................       0.55%       0.60%     0.85%        0.85%      0.85%
 Net Investment Income ...........................................       4.83%       5.17%     5.78%        5.55%      5.78%
 Expenses Without Waivers and Assumption of Expenses .............       0.99%       0.85%     0.91%        1.04%      1.11%
 Net Investment Income Without Waivers and
  Assumptions of Expenses ........................................       4.39%       4.92%     5.72%        5.36%      5.52%
Portfolio Turnover Rate ..........................................        112%        590%      569%         101%       220%

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited) (continued)
                                                                      U.S.
                                                                    Government
                                                                   Securities
                                                                       Fund
                                                                   -----------
                                                                     Class I
                                                                   -----------
                                                                     11/30/94
                                                                   -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................  $  10.27
                                                                    --------
 Income from Investment Operations:
  Net Investment Income ..........................................      0.50
  Net Gains or Losses in Securities (both realized and unrealized)     (0.94)
                                                                    --------
   Total from Investment Operations ..............................     (0.44)
                                                                    --------
 Distributions to Shareholders From:
  Dividends from Net Investment Income ...........................      0.50
  Distributions from Capital Gains ...............................      0.10
                                                                    --------
   Total Dividends and Distributions .............................      0.60
                                                                    --------
Net Asset Value, End of Period ...................................  $   9.23
                                                                    ========
Total Return (1) .................................................     (4.41%)
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .........................  $     83
Ratios to average net assets#:
 Expenses ........................................................      0.85%
 Net Investment Income ...........................................      5.15%
 Expenses Without Waivers and Assumption of Expenses .............      1.04%
 Net Investment Income Without Waivers and
  Assumptions of Expenses ........................................      4.96%
Portfolio Turnover Rate ..........................................       134%

                       See notes to financial statements.
-------
 ** Commencement of offering class of shares.
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end sales load.
(2) In 1996, the Fund changed its fiscal year end from November 30, to October 31.

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited) (continued)
                                                                  Bond Fund
                                               -----------------------------------------------
                                                                   Class A
                                               -----------------------------------------------
                                                                 Year Ended
                                                 11/01/98   ---------------------  05/06/96**
                                                  Through                            Through
                                                 04/30/99    10/31/98   10/31/97    10/31/96
                                               ------------ ---------- ---------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $  10.96    $ 10.82    $ 10.71     $ 10.39
                                                 --------    -------    -------     -------
 Income from Investment Operations:
  Net Investment Income ......................       0.26       0.59       0.63        0.29
  Net Gains or Losses in Securities
   (both realized and unrealized) ............      (0.27)      0.27       0.33        0.31
                                                 --------    -------    -------     -------
   Total from Investment Operations ..........      (0.01)      0.86       0.96        0.60
                                                 --------    -------    -------     -------
 Distributions to Shareholders from:
  Dividends from Net Investment Income .......       0.26       0.58       0.64        0.28
  Distributions from Capital Gains ...........       0.16       0.14       0.21           --
                                                 --------    -------    -------     --------
   Total Dividends and Distributions .........       0.42       0.72       0.85        0.28
                                                 --------    -------    -------     --------
Net Asset Value, End of Period ...............   $  10.53    $ 10.96    $ 10.82     $ 10.71
                                                 ========    =======    =======     ========
Total Return (1) .............................      (0.11)%      8.22%      9.45%       5.95%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .....   $     39    $     33   $     26    $      1
Ratios to average net assets#:
 Expenses ....................................       0.74%       0.77%      0.92%       0.90%
 Net Investment Income .......................       4.87%       5.44%      6.11%       5.75%
 Expenses Without Waivers and
  Assumption of Expenses .....................       1.44%       1.52%      1.61%       2.39%
 Net Investment Income Without Waivers
  and Assumptions of Expenses ................       4.17%       4.69%      5.42%       4.26%
Portfolio Turnover Rate ......................        157%        329%       823%        122%

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited) (continued)
                                                                 Bond Fund
                                               ----------------------------------------------
                                                                  Class B
                                               ----------------------------------------------
                                                                 Year Ended
                                                 11/01/98   ---------------------  05/06/96**
                                                  Through                           Through
                                                 04/30/99    10/31/98   10/31/97    10/31/96
                                               ------------ ---------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........   $  11.00    $ 10.87    $ 10.76    $ 10.39
                                                 --------    -------    -------    -------
 Income from Investment Operations:
  Net Investment Income ......................       0.23       0.50       0.58       0.23
  Net Gains or Losses in Securities
   (both realized and unrealized) ............      (0.26)      0.27       0.32       0.37
                                                 --------    -------    -------    -------
   Total from Investment Operations ..........      (0.03)      0.77       0.90       0.60
                                                 --------    -------    -------    -------
 Distributions to Shareholders from:
  Dividends from Net Investment Income .......       0.23       0.50       0.58       0.23
  Distributions from Capital Gains ...........       0.16       0.14       0.21          --
                                                 --------    -------    -------    --------
   Total Dividends and Distributions .........       0.39       0.64       0.79       0.23
                                                 --------    -------    -------    --------
Net Asset Value, End of Period ...............   $  10.58    $ 11.00    $ 10.87    $ 10.76
                                                 ========    =======    =======    ========
Total Return (1) .............................      (0.37)%      7.33%      8.32%      6.12%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .....   $      5    $      4   $      1   $      1
Ratios to average net assets#:
 Expenses ....................................       1.49%       1.55%      1.64%      1.65%
 Net Investment Income .......................       4.12%       4.63%      5.26%      4.97%
 Expenses Without Waivers and
  Assumption of Expenses .....................       1.94%       2.00%      2.07%      2.93%
 Net Investment Income Without Waivers
  and Assumptions of Expenses ................       3.67%       4.18%      4.83%      3.69%
Portfolio Turnover Rate ......................        157%        329%       823%       122%

                       See notes to financial statements.
-------
 ** Commencement of offering class of shares.
 # Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end sales load.

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited) (continued)
                                                                                          Bond Fund
                                                              ------------------------------------------------------------------
                                                                                           Class I
                                                              ------------------------------------------------------------------
                                                               11/01/98                         Year Ended
                                                                Through  --------------------------------------------------------
                                                               04/30/99   10/31/98   10/31/97   10/31/96   10/31/95    10/31/94
                                                              ---------- ---------- ---------- ---------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........................  $ 10.94    $ 10.82    $ 10.71    $ 10.91    $ 10.08     $ 11.30
                                                               -------    -------    -------    -------    -------     -------
 Income from Investment Operations:
  Net Investment Income -- ..................................     0.28       0.62       0.68       0.67       0.69        0.67
  Net Gains or Losses in Securities
   (both realized and unrealized) ...........................     (0.26)     0.26       0.32       (0.15)     0.85       (1.14)
                                                               --------   -------    -------    --------   -------     -------
   Total from Investment Operations .........................     0.02       0.88       1.00       0.52       1.54       (0.47)
                                                               --------   -------    -------    --------   -------     -------
 Less Distributions:
  Dividends from Net Investment Income ......................     0.28       0.62       0.68       0.66       0.69        0.67
  Distributions from Capital Gains ..........................     0.16       0.14       0.21       0.06       0.02        0.08
                                                               --------   -------    -------    --------   -------     -------
   Total Dividends and Distributions ........................     0.44       0.76       0.89       0.72       0.71        0.75
                                                               --------   -------    -------    --------   -------     -------
Net Asset Value, End of Period ..............................  $ 10.52    $ 10.94    $ 10.82    $ 10.71    $ 10.91     $ 10.08
                                                               ========   =======    =======    ========   =======     =======
Total Return (1) ............................................      0.10%      8.42%      9.93%      4.90%     15.83%     (4.30%)
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) ....................  $     22   $     21   $     18   $     18   $     57    $    52
Ratios to average net assets#:
 Expenses ...................................................      0.50%      0.50%      0.50%      0.36%      0.31%      0.31%
 Net Investment Income ......................................      5.11%      5.72%      6.42%      6.23%      6.56%      6.27%
 Expenses Without Waivers and Assumption of Expenses ........      1.18%      1.20%      1.17%      0.87%      0.87%      0.92%
 Net Investment Income Without Waivers and Assumptions of
  Expenses ..................................................      4.43%      5.02%      5.75%      5.72%      6.00%      5.66%
Portfolio Turnover Rate .....................................       157%       329%       823%       122%        30%        17%

                       See notes to financial statements.

-------
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end sales load.

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited) (continued)
                                                                               Short-Term Bond Fund
                                                                   ---------------------------------------------
                                                                                      Class A
                                                                   ---------------------------------------------
                                                                    11/01/98       Year Ended        05/06/96**
                                                                     Through  ---------------------    Through
                                                                    04/30/99   10/31/98   10/31/97    10/31/96
                                                                   ---------- ---------- ---------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................  $ 10.14    $ 10.10    $ 10.10     $ 10.03
                                                                    -------    -------    -------     -------
 Income from Investment Operations:
  Net Investment Income ..........................................     0.21       0.53       0.58        0.26
  Net Gains or Losses in Securities (both realized and unrealized)     (0.07)     0.02          --       0.07
                                                                    --------   -------    --------    -------
   Total from Investment Operations ..............................     0.14       0.55       0.58        0.33
                                                                    --------   -------    --------    -------
 Less Distributions:
  Dividends from Net Investment Income ...........................     0.22       0.51       0.58        0.26
  Distributions from Capital Gains ...............................        --         --         --          --
                                                                    --------   --------   --------    --------
   Total Dividends and Distributions .............................     0.22       0.51       0.58        0.26
                                                                    --------   --------   --------    --------
Net Asset Value, End of Period ...................................  $ 10.06    $ 10.14    $ 10.10     $ 10.10
                                                                    ========   ========   ========    ========
Total Return (1) .................................................      1.40%      5.58%      5.91%       3.41%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .........................  $     24   $     19   $     10    $     10
Ratios to average net assets#:
 Expenses ........................................................      0.75%      0.76%      0.75%       0.75%
 Net Investment Income ...........................................      4.32%      5.28%      5.76%       5.28%
 Expenses Without Waivers and Assumption of Expenses .............      1.36%      1.44%      1.31%       1.45%
 Net Investment Income Without Waivers and Assumptions of
  Expenses .......................................................      3.71%      4.60%      5.20%       4.58%
Portfolio Turnover Rate ..........................................       188%       439%       471%        158%

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited) (continued)
                                                                                     Short-Term Bond Fund
                                                                   --------------------------------------------------------
                                                                                           Class I
                                                                   -------------------------------------------------------
                                                                     11/01/98                  Year Ended
                                                                     Through   -------------------------------------------
                                                                     04/30/99   10/31/98   10/31/97   10/31/96   10/31/95
                                                                   ----------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................  $ 10.15     $ 10.11    $ 10.12    $ 10.08    $  9.91
                                                                    -------     -------    -------    -------    -------
 Income from Investment Operations:
  Net Investment Income ..........................................     0.24        0.57       0.62       0.56      0.54
  Net Gains or Losses in Securities (both realized and unrealized)     (0.09)      0.02       (0.01)     0.04      0.17
                                                                    --------    -------    --------   -------    -------
   Total from Investment Operations ..............................     0.15        0.59       0.61       0.60      0.71
                                                                    --------    -------    --------   -------    -------
 Less Distributions:
  Dividends from Net Investment Income ...........................     0.24        0.55       0.62       0.56      0.54
  Distributions from Capital Gains ...............................        --          --         --         --        --
                                                                    --------    --------   --------   --------   -------
   Total Dividends and Distributions .............................     0.24        0.55       0.62       0.56      0.54
                                                                    --------    --------   --------   --------   -------
Net Asset Value, End of Period ...................................  $ 10.06     $ 10.15    $ 10.11    $ 10.12    $ 10.08
                                                                    ========    ========   ========   ========   =======
Total Return (1) .................................................      1.46%       6.03%      6.23%      6.10%     7.37%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .........................  $     30    $     31   $     38   $     43   $    36
Ratios to average net assets#:
 Expenses ........................................................      0.41%       0.42%      0.42%      0.35%     0.32%
 Net Investment Income ...........................................      4.64%       5.68%      6.08%      5.59%     5.41%
 Expenses Without Waivers and Assumption of Expenses .............      1.01%       1.04%      0.93%      0.89%     0.90%
 Net Investment Income Without Waivers and Assumptions of
  Expenses .......................................................      4.04%       5.06%      5.57%      5.05%     4.83%
Portfolio Turnover Rate ..........................................       188%        439%       471%       158%       62%

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited) (continued)
                                                                   Short-Term
                                                                    Bond Fund
                                                                   -----------
                                                                     Class I
                                                                   -----------
                                                                   Year Ended
                                                                   -----------
                                                                     10/31/94
                                                                   -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................  $ 10.14
                                                                    -------
 Income from Investment Operations:
  Net Investment Income ..........................................     0.47
  Net Gains or Losses in Securities (both realized and unrealized)    (0.23)
                                                                    -------
   Total from Investment Operations ..............................     0.24
                                                                    -------
 Less Distributions:
  Dividends from Net Investment Income ...........................     0.47
  Distributions from Capital Gains ...............................       --
                                                                    -------
   Total Dividends and Distributions .............................     0.47
                                                                    -------
Net Asset Value, End of Period ...................................  $  9.91
                                                                    =======
Total Return (1) .................................................     2.38%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .........................  $    36
Ratios to average net assets#:
 Expenses ........................................................     0.31%
 Net Investment Income ...........................................     4.59%
 Expenses Without Waivers and Assumption of Expenses .............     0.86%
 Net Investment Income Without Waivers and Assumptions of
  Expenses .......................................................     4.04%
Portfolio Turnover Rate ..........................................       44%

                       See notes to financial statements.

-------
 ** Commencement of offering class of shares.
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end sales load.

--------------------------------------------------------------------------------
Chase Vista Funds
Financial Highlights (unaudited) (continued)
                                                                                       Strategic Income Fund
                                                                           ----------------------------------------------
                                                                             Class A     Class B     Class C     Class I
                                                                           ----------- ----------- ----------- ----------
                                                                            12/01/98*   12/01/98*   12/01/98*   12/01/98*
                                                                             Through     Through     Through     Through
                                                                             04/30/99    04/30/99    04/30/99   04/30/99
                                                                           ----------- ----------- ----------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....................................  $ 10.00     $ 10.00     $ 10.00     $ 10.00
                                                                            -------     -------     -------     -------
 Income from Investment Operations:
  Net Investment Income ..................................................     0.31        0.30        0.30        0.31
  Net Gains or Losses in Securities (both realized and unrealized) .......    (0.07)      (0.07)      (0.07)      (0.07)
                                                                            -------    --------    --------    --------
   Total from Investment Operations ......................................     0.24        0.23        0.23        0.24
                                                                            -------    --------    --------    --------
 Distributions to Shareholders from:
  Dividends from Net Investment Income ...................................     0.31        0.30        0.30        0.31
  Distributions from Capital Gains .......................................       --          --          --          --
                                                                            -------    --------    --------    --------
   Total Dividends and Distributions .....................................     0.31        0.30        0.30        0.31
                                                                            -------    --------    --------    --------
Net Asset Value, End of Period ...........................................  $  9.93     $  9.93     $  9.93     $  9.93
                                                                            =======     =======    ========    ========
Total Return (1) .........................................................     2.38%       2.28%       2.28%       2.42%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .................................  $     1     $     1     $     1     $     1
Ratios to average net assets#:
 Expenses ................................................................     0.54%       0.73%       0.81%       0.48%
 Net Investment Income ...................................................     7.60%       7.77%       8.06%       8.03%
 Expenses Without Waivers and Assumption of Expenses .....................     5.25%       5.77%       5.73%       5.07%
 Net Investment Income Without Waivers and Assumptions of Expenses .......     2.89%       2.73%       3.14%       3.44%
Portfolio Turnover Rate ..................................................      125%        125%        125%        125%

                       See notes to financial statements.

-------
 *  Commencement of operations.
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end sales load.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

CHASE VISTA FIXED INCOME FUNDS SEMI-ANNUAL REPORT

Investment Adviser, Administrator,
Shareholder and Fund Servicing
Agent and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by
Vista Fund Distributors, Inc., which is
unaffiliated with The Chase Manhattan
Bank. Chase and its respective affiliates receive compensation from Chase Vista

Funds for providing investment
advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.
The financial information in this
report has been taken from the
books and records of the funds
without examination by independent
accountants, who express no
opinion thereto.

To obtain a prospectus for any
of the Chase Vista Funds, call
1-800-34-VISTA. The prospectus
contains more complete information,
including charges and expenses.

Please read it carefully before you
invest or send money.

[copyright sign] Chase Manhattan Corporation, 1999, 2000.
All Rights Reserved.                                                  June 1999

[Chase Logo]
CHASE VISTA FUNDS[sm]
Chase Vista Funds Fulfillment Center

393 Manley Street
West Bridgewater, MA 02379-1039